As filed with the Securities and Exchange Commission on December 26, 1995

                       Securities Act Registration No. 33-70590
                  Investment Company Act Registration No. 811-8088
=============================================================================
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                               FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [  ]

                      Pre-Effective Amendment No. _____                 [  ]

                      Post-Effective Amendment No. 4                     [X]

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]


                       Amendment No. 5                                    [X]

                              O.R.I. FUNDS, INC.
            (Exact Name of Registrant as Specified in Charter)

 233 N. Michigan Avenue, Suite 1807                          60601
         Chicago, Illinois                                 (Zip Code)
(Address of Principal Executive Offices)

     Registrant's Telephone Number, including Area Code: (312) 616-1040

                               Samuel Wegbreit
                              O.R.I. Funds, Inc.
                      233 N. Michigan Avenue, Suite 1807
                            Chicago, Illinois  60601
                     (Name and Address of Agent for Service)

                                   Copies to:

                                  Carol A. Gehl
                               Godfrey & Kahn, S.C.
                              780 North Water Street
                           Milwaukee, Wisconsin  53202

    Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Securities Act of 1933; the Registrant's Rule 24f-2 Notice for the year ending November 30, 1995 will be filed on or before January 30, 1996.

   It   is  proposed  that  this   filing  will  become  effective  (check
appropriate box).

[ ]   immediately upon filing pursuant  to paragraph (b) of  Rule 485

[X]   on January 1, 1996 pursuant to paragraph (b) of Rule 485

[ ]   60 days after  filing pursuant to paragraph (a)(1)  of Rule 485

[ ]   on  January 1, 1996,  pursuant to paragraph  (a)(1) of Rule 485

[ ]   75 days after  filing pursuant to paragraph  (a)(2) of Rule 485

[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

                        CROSS REFERENCE SHEET

      (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A).

                                              Caption or Subheading in
                                              Prospectus or Statement
 Item No. on Form N-1A                        of Additional Information
 ---------------------                     -------------------------

               PART A - INFORMATION REQUIRED IN PROSPECTUS
               -------------------------------------------
1.  Cover Page                            Cover Page

2.  Synopsis                              Summary; Summary of Fund Expenses

3.  Condensed Financial Information       Financial Highlights

4.  General Description of Registrant     Fund Organization; Investment
                                          Objective and  Policies; Investment
                                          Techniques  and  Risks;  Investment
                                          Restrictions

5.  Management of the Fund                Management; Fund Expenses

5A. Management's Discussion of Fund
    Performance                           Fund Performance

6.  Capital Stock and Other Securities    Income  Dividends,  Capital   Gains
                                          Distributions and Tax Status;  Fund
                                          Organization

7.  Purchase of Securities Being
    Offered                               How to Purchase Fund Shares;
                                          Determination  of Net  Asset Value;
                                          Distribution Plan

8.  Redemption or Repurchase              How  to Redeem  Shares; Calculation
                                          of Net Asset Value

9.  Pending Legal Proceedings             *

    PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
    --------------------------------------------------------------------

10.  Cover Page                           Cover Page

11.  Table of Contents                    Table of Contents

12.  General Information and History      Included in  Prospectus  under  the
                                          heading Fund Organization

13.  Investment Objectives and Policies   Investment Restrictions; Investment
                                          Techniques and Risks

14.  Management of the Fund               Directors and Officers

15.  Control Persons and Principal        Principal Shareholders; Directors
     Holders of Securities                and  Officers;  Investment  Advisor
                                          and Underwriter


16.  Investment Advisory and Other        Investment Advisor and Underwriter;
     Services                             Distribution  Plan; Management  (in
                                          Prospectus);   Custodian;  Transfer
                                          Agent    and    Dividend-Disbursing
                                          Agent; Independent Accountants

17.  Brokerage Allocation and Other       Portfolio Transactions and
     Practices                            Brokerage

18.  Capital Stock and Other Securities   Included in  Prospectus  under  the
                                                      heading Fund Organization

19.  Purchase, Redemption and Pricing     Included in Prospectus under the
     of Securities Being Offered          headings   How  to   Purchase  Fund
                                          Shares; Determination of Net  Asset
                                          Value; How to Redeem Shares; and in
                                          the    Statement   of    Additional
                                          Information   under   the   heading
                                          Investment Advisor and Underwriter

20.  Tax Status                           Included in  Prospectus  under  the
                                          heading  Income Dividends,  Capital
                                          Gains Distributions and Tax Status

21.  Underwriters                         Investment Advisor and Underwriter

22.  Calculations of Performance Data     Performance Information

23.  Financial Statements                 Financial Statements

---------------------------------
*Answer negative or inapplicable

                                  PROSPECTUS

                                January 1, 1996

                           OAK RIDGE INVESTMENTS, INC.
                                    Presents

                               O.R.I. Growth Fund
                                   a Series of

                                O.R.I. Funds, Inc.

                                  P. O. Box 701
                         Milwaukee, Wisconsin 53201-0701

                                  1-800-407-7298

The O.R.I. Growth Fund (the "Fund") is a series of O.R.I. Funds, Inc. (the "Corporation"), an open-end, diversified, management investment company commonly referred to as a mutual fund. The investment objective of the Fund is to seek capital appreciation. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies. The Fund may invest in all types of equity securities that, in the opinion of the Fund's manager, Oak Ridge Investments, Inc. ("Oak Ridge"), have the potential to appreciate faster than the general market.

This Prospectus sets forth concisely the information that you should be aware of prior to investing in the Fund. Please read this Prospectus carefully and retain it for future reference. Additional information regarding the Fund is included in the Statement of Additional Information dated January 1, 1996, which has been filed with the Securities and Exchange Commission and is incorporated in this Prospectus by reference. A copy of the Fund's Statement of Additional Information is available without charge by writing to the Fund at the address listed above or by calling 1-800-407-7298.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          TABLE OF CONTENTS

                                                                         Page
                                                                         ----
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

SUMMARY OF FUND EXPENSES  . . . . . . . . . . . . . . . . . . . . . . . .    5
      Fee Table . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5
      Example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6

FINANCIAL HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . .    6

FUND PERFORMANCE  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7

INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . .    8

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . .    8

INVESTMENT TECHNIQUES AND RISKS . . . . . . . . . . . . . . . . . . . . .    9
      In General  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9
      Short-Term Fixed Income Securities  . . . . . . . . . . . . . . . .    9
      Lending of Portfolio Securities . . . . . . . . . . . . . . . . . .    9
      Portfolio Turnover  . . . . . . . . . . . . . . . . . . . . . . . .   10

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11

HOW TO PURCHASE FUND SHARES . . . . . . . . . . . . . . . . . . . . . . .   11
      Offering Price  . . . . . . . . . . . . . . . . . . . . . . . . . .   11
      Purchases at Net Asset Value  . . . . . . . . . . . . . . . . . . .   12
      Initial Investment - Minimum $2,000 . . . . . . . . . . . . . . . .   12
      Automatic Investment Plan - Minimum $100  . . . . . . . . . . . . .   13
      Subsequent Investments  . . . . . . . . . . . . . . . . . . . . . .   14
      Share Certificates  . . . . . . . . . . . . . . . . . . . . . . . .   14

DETERMINATION OF NET ASSET VALUE  . . . . . . . . . . . . . . . . . . . .   14

HOW TO REDEEM SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . .   14
      In General  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15
      Written Redemption  . . . . . . . . . . . . . . . . . . . . . . . .   15
      Telephone Redemption  . . . . . . . . . . . . . . . . . . . . . . .   15
      Systematic Withdrawal Plan  . . . . . . . . . . . . . . . . . . . .   16

DISTRIBUTION PLAN . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16

TAX SHELTERED RETIREMENT PLANS  . . . . . . . . . . . . . . . . . . . . .   17
      Individual Retirement Account ("IRA") . . . . . . . . . . . . . . .   17
      401(k) Plan . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17
      Defined Contribution Plan . . . . . . . . . . . . . . . . . . . . .   17

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT . . . . .   17

FUND ORGANIZATION . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18

ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18

CUSTODIAN, TRANSFER AGENT, AND DISTRIBUTOR  . . . . . . . . . . . . . . .   19

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . .   19

COMPARISON OF INVESTMENT RESULTS  . . . . . . . . . . . . . . . . . . . .   19

                        --------------------

No person  has  been  authorized to  give  any  information or  to  make  any representations other than those contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.
                        --------------------

                               SUMMARY
                               -------

Investment Objective
--------------------

       The investment objective of the Fund is to seek capital appreciation. The Fund will seek to achieve its investment objective by investing its assets primarily in equity securities of domestic companies that, in the opinion of Oak Ridge, have the potential to appreciate faster than the general market. The Fund's investments are subject to market risk and the value of its shares will fluctuate with changing market valuations of its portfolio holdings. See "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT TECHNIQUES AND RISKS."

Investment Advisor
------------------

       Oak  Ridge  is the  investment  advisor to  the  Fund.   Oak  Ridge was
organized  in 1989  and  acts as  the investment  advisor  to individual  and
institutional  clients  with  investment   portfolios  of  approximately  $95
million.  See "MANAGEMENT."

Purchase and Redemptions
------------------------

         Shares of the Fund are offered at net asset value per share plus a maximum initial sales charge of 4.25% of the offering price. This front-end sales load on the purchase of Fund shares is imposed on persons who first
become shareholders of the  Fund on or after  January 1, 1996.   Accordingly,
existing shareholders as of  December 31, 1995 are not subject to this front-
end  sales  load on  additional  purchases  of Fund  shares.    Certain other
exceptions may also apply.   See "HOW TO PURCHASE FUND SHARES."  In addition,
the Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for shares sold on or after January 1, 1996 (the "Plan"), which authorizes the Fund to pay a distribution fee of up to 0.25% per annum of the Fund's average daily net assets. The actual dollar amount of distribution fees paid in current and future years will depend on the amount of the Fund's assets that become subject to such fees on or after January 1, 1996. See "DISTRIBUTION PLAN."

       The minimum  initial investment required  by the  Fund is $2,000.   The
minimum subsequent investment is $100, if made by mail, or $1,000, if made by
wire.   The minimum initial investment  for individual retirement accounts is
$1,000, and for investors using the Automatic Investment Plan, the minimum initial investment is $100. These minimums may be changed or waived at any time at the discretion of the Fund. See "HOW TO PURCHASE FUND SHARES."

       Shares may be redeemed using either written or telephone redemption procedures at net asset value per share without the imposition of any redemption charges. See "HOW TO REDEEM SHARES."

Shareholder Services
--------------------

       Questions regarding the Fund may be directed to the Fund at the address and telephone number on the front page of this Prospectus.

                        SUMMARY OF FUND EXPENSES
                        ------------------------

       The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly (shareholder transaction expenses) and indirectly (annual
fund  operating  expenses).   The  figures  presented have  been  restated to
reflect current sales load and Rule 12b-1 fees.

                                 Fee Table

Shareholder Transaction Expenses (1)

Maximum Sales Load Imposed on Purchases             4.25%(2)
(as a percentage of offering price)
Sales Load Imposed on Reinvested Dividends          NONE
Deferred Sales Load Imposed on Redemptions          NONE
Redemption Fees                                     NONE

       Annual Fund Operating Expenses (after waivers or reimbursements) (as a percentage of average net assets)

Management Fee                                      1.00%
Rule 12b-1 (Distribution Plan) Fees                 0.25%(3),(4)
Other Expenses (net of reimbursement)               0.75%(5)
                                                    -----
TOTAL FUND OPERATING EXPENSES                       2.00%(5)
(after waivers or reimbursements)                   =====

--------------------

(1) In addition to the shareholder transaction expenses listed below, shareholders who chose to purchase and/or redeem shares by wire may be
charged  a $7.50  service  fee.   See "How  to Purchase  Fund  Shares -
Initial Investment - Minimum $2,000" and "How to Redeem Shares - Written Redemption."

(2) The sales load illustrated is the maximum rate applicable to purchases of Fund shares by new shareholders on or after January 1, 1996. Existing shareholders as of December 31, 1995 as well as certain other investors are exempt from having to pay this sales load, as described more fully under "HOW TO PURCHASE FUND SHARES."

(3) The Rule 12b-1 distribution plan adopted by the Fund (the "Plan") is effective for shares of the Fund sold on or after January 1, 1996. See "DISTRIBUTION PLAN" for more details.

(4) Consistent with the National Association of Securities Dealers, Inc.'s (the "NASD") rules, it is possible that the Rule 12b-1 fees could cause long-term investors of the Fund to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same rules.


(5) The Fund's investment advisor, Oak Ridge, has agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's Total Operating Expenses do
not  exceed 2.00%  of  the Fund's  average daily  net  assets.   "Other
Expenses"   are  presented   net  of   reimbursement.     Absent  these
reimbursements,  Other Expenses and  Total Fund  Operating Expenses for
the period ended November 30, 1995 would have been 5.5% and 6.5%, respectively. The Fund's management fee is higher than that paid by
other  similar  investment  companies.     For  additional  information
concerning management fees and operating expenses, see "MANAGEMENT."

                               Example

   You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return, and (ii) redemption at the end of each time period.

      1 Year            3 Years           5 Years           10 Years
      ------            -------           -------           --------

       $63               $104              $148              $269


       The  Example is based on the  Total Operating Expenses specified in the
table above.   In addition, the maximum front-end sales  load is reflected in
the Example.   The amounts in the Example may  increase absent the waivers or reimbursements. Please remember that the Example should not be considered representative of past or future expenses and that actual expenses may be greater or lesser than those shown. The assumption in the Example of a 5% annual rate of return is required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds. This return is hypothetical and should not be considered representative of past or future performance of the Fund.

                            FINANCIAL HIGHLIGHTS
                            --------------------

       The following table of selected financial information has been audited by Price Waterhouse LLP, independent accountants, for the periods indicated in their report which appears in the Annual Report of the Fund for the period
ended November  30,  1995.   The  following  information should  be  read  in
conjunction with the financial statements and related notes included in the Fund's 1995 Annual Report, a copy of which may be obtained without charge by calling or writing to the Fund.

                                                            January 3, 1994
                                                            (commencement
                                         Year Ended         of operations)
                                         November 30, 1995  to November 30, 1994
                                         -----------------  --------------------

Per Share Operating Performance
Net asset value, beginning of
period                                   $10.48               $10.00
                                         ------               ------

Income from investment operations:
Net investment (loss) income              (0.13)               (0.07)
Net realized and unrealized
gains on investments                       4.00                 0.55
                                          ------               ------
Total from investment operations           3.87                 0.48
                                          ------               ------
Less distributions:
Dividends from capital gains              (0.03)                  -
                                          ------               ------
Net Asset value, end of period             $14.32               $10.48
                                          ======               ======
Total Return                              37.0%(1)               4.8%(2)

Ratios/Supplemental Data
Net assets, end of period              $4,182,246           $2,708,546
Ratio of expenses to average net
assets (3),(4)                               2.0%                 2.0%
Ratio of net investment income
(loss) to average net assets(3),(4)         (1.3%)               (1.1%)

Portfolio turnover rate                      109%                  80%
------------------
(1)  Does not reflect the effect of the 4.25% sales charge.

(2)  Not annualized for the period from January 3, 1994 to November 30, 1994.

(3) Net of reimbursements and waivers. Without reimbursements and waivers, the ratio of net expenses to average net assets would have been 6.5% and 9.0%, and the ratio of net investment loss to average net assets would have been (5.8%) and (8.1)% during the period ended November 30, 1995 and from January 3, 1994 to November 30, 1994, respectively.

(4)  Annualized for the period ended November 30, 1994.

                             FUND PERFORMANCE
                             ----------------

      Information regarding the performance of the Fund is contained in the Fund's 1995 Annual Report, a copy of which may be obtained without charge by calling or writing to the Fund.

                     INVESTMENT OBJECTIVE AND POLICIES
                     ---------------------------------

      The Fund is the first and presently, the only series of the Corporation, an open-end, diversified management company. The Fund's investment objective is to seek capital appreciation. The generation of investment income is not an investment objective and, therefore, any income earned by the Fund will be incidental to the Fund's objective. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies, which include but are not limited to common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; and securities convertible into common or preferred stocks, such as convertible bonds and debentures. The Fund will limit its investment in each of the following to 5% of its net assets: preferred stock; warrants to purchase common stocks or preferred stocks; and securities convertible into common or preferred stocks. The Fund may invest in all types of equity securities that, in the opinion of Oak Ridge, have the
potential to  appreciate faster than  the general market.   In  addition, the
Fund  may invest  up  to  5% of  its  net assets  in  "Investment Grade  Debt
Securities,"  as defined below.   The Fund  may, when Oak Ridge  deems a more
conservative approach is  warranted, invest up to 35% of  its total assets in
short-term,   fixed  income   securities  (commonly   referred  to   as  cash
equivalents) as a temporary defensive measure or pending investment or reinvestment. Since the Fund's assets will, under normal market conditions, consist primarily of equity securities, the Fund's net asset value may be subject to greater principal fluctuation than a portfolio containing a substantial amount of fixed income securities.

      When making investment decisions, Oak Ridge utilizes information and analyses from numerous sources regarding a company's sales and earnings growth; earnings power, trends and predictability; industry, economic and political trends; relative valuation; and liquidity, to determine whether the security has the potential to appreciate faster than the general market. While the Fund has no policy regarding market capitalizations of issuers  of
equity securities in which it may invest, Oak Ridge believes that the Fund will generally invest in medium capitalization growth companies. The Fund is only intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above average risk in
anticipation  of greater  rewards.   The  Fund  is not  designed  to offer  a
balanced investment program suitable for all investors.

      Except  for  the  Fund's   investment  objective   and  the   investment
restrictions contained in the Statement of Additional Information, some of which are set forth below, the Fund's policies may be changed without a vote of the Fund's shareholders.

                           INVESTMENT RESTRICTIONS
                           -----------------------

       The Fund has  adopted several restrictions on its investments and other
activities  that   may   not  be   changed   without  shareholder   approval.
Specifically,

(1) With respect to 75% of its total assets, the Fund may not purchase securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof) if such action would cause more than 5% of the Fund's total assets to be invested in securities of any one issuer, or purchase more than 10% of the outstanding voting securities of any one issuer;

(2) The Fund may not borrow money except from banks for temporary or emergency purposes (but not for the purchase of investments) and then, only in an amount not to exceed 33-1/3% of the value of the Fund's net assets at the time the borrowing is incurred; provided however, the Fund may engage in transactions in options, futures contracts and options on futures contracts. The Fund may not purchase securities when borrowings exceed 5% of its total assets; and

(3) The Fund may not pledge, mortgage, hypothecate, or otherwise encumber any of its assets, except to secure permitted borrowings and except that the Fund may invest in options, futures contracts and options on futures contracts.

For  additional  investment  restrictions,   see  the  Fund's  Statement   of
Additional Information.

                     INVESTMENT TECHNIQUES AND RISKS
                     -------------------------------

In General
----------

       The Fund will not invest  more than 5% of its net assets  in any one of
the following  types  of  investments:   investment  grade  debt  securities;
repurchase  agreements with  member banks  of the  Federal Reserve  System or
certain  non-bank   dealers;   warrants;  illiquid   securities;   unseasoned
companies; securities purchased on a when-issued or delayed delivery basis; transactions in short sales against the box; call and put options; and
futures and options on futures.   The ability of the Fund to effectively  use
put and call options and futures transactions is largely dependent upon Oak Ridge's ability to correctly use these instruments, which may involve
different skills than  are associated with securities generally.   Investment
Grade Debt Securities are (i) bonds rated Baa or higher by Moody's Investors Service ("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("D&P") or Fitch Investors Service, Inc. ("Fitch"); or
(ii) commercial paper rated A-1 or higher by S&P, P-1 or higher by Moody's, Duff 2 or higher by D&P, or Fitch 2 or higher by Fitch. Bonds rated BBB by S&P or Baa by Moody's, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated bonds. For a more extensive discussion of these investments and techniques and risks associated therewith, see the Fund's Statement of Additional Information.

Short-Term Fixed Income Securities
----------------------------------

       In times when Oak Ridge believes that adverse economic or market conditions justify such action, up to 35% of the Fund's assets may be held
temporarily   in  short-term   fixed-income  securities,   including  without
limitation:   U.S. government  securities, including bills,  notes and bonds, differing as to maturity and rate of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. governmental agencies or instrumentalities; certificates of deposit issued against funds deposited in a U.S. bank or savings and loan association; bank time deposits, which are monies kept on deposit with U.S. banks or savings and loan associations for a stated period of time at a fixed rate of interest; bankers' acceptances which are short-term credit instruments used to finance commercial transactions; repurchase agreements entered into only with respect to obligations of the U.S. government, its agencies or instrumentalities; or commercial paper and commercial paper master notes (which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) rated A-1 or better by S&P, Prime-1 or better by Moody's, Duff 2 or higher by D&P, or Fitch 2 or higher by Fitch. The Fund may also invest up to 35% of its assets in such instruments in amounts as Oak Ridge believes are reasonable to satisfy anticipated redemption requests.

Lending of Portfolio Securities
-------------------------------

       The  Fund may  lend its  portfolio securities,  up to  5% of  its total
assets,  to broker-dealers  or institutional  investors.   The loans  will be
secured continuously by collateral equal at least to the value of the securities lent by "marking to market" daily. The collateral may consist of cash, government securities, letters of credit, or other collateral permitted by regulatory agencies. The Fund will continue to receive the equivalent of
the interest  or dividends paid by  the issuer of  the securities lent.   The
Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. The Fund may pay reasonable custodial and administrative fees in connection with a loan. The Fund will
retain the right to call, upon notice, the lent securities.   While there may
be delays in recovery or even loss of rights in the collateral should the borrower fail financially, Oak Ridge will review the creditworthiness of the entities to which loans are made to evaluate those risks.

Portfolio Turnover
------------------

       The  Fund's  historical  portfolio   turnover  rate  is  listed   under
"Financial Highlights." The portfolio turnover rate indicates changes in the Fund's investments. A turnover rate of 100% would occur, for example, if all
of  the securities  held by  the Fund  were  replaced within  one year.   The
turnover rate may vary from year  to year, as well as within a year.   It may
be  affected  by  sales  of  portfolio  securities  necessary  to  meet  cash
requirements  for redemption of shares.   Under normal market conditions, the
Fund  anticipates that its portfolio turnover  rate is not expected to exceed
100%.   In the event the Fund were to have a turnover rate of 100% or more in any year, it would result in the payment by the Fund of above average transaction costs and could result in the payment by shareholders of above average amounts of taxes on realized investment gains.

                                   MANAGEMENT
                                   ----------

      Under the laws of the State of Maryland, the Board of Directors of the Corporation is responsible for managing its business and affairs. The Corporation, on behalf of the Fund, has entered into an investment advisory agreement with Oak Ridge Investments, Inc. ("Oak Ridge") pursuant to which Oak Ridge manages the Fund's investments and business affairs, subject to the supervision of the Corporation's Board of Directors (the

"Investment Advisory Agreement").   The  Board  of  Directors also  oversees
duties  required  by applicable state and federal law.

       Oak  Ridge, a growth equity capital  management firm, is the investment
advisor  to the Fund.   Oak Ridge was founded  in 1989 and is  located at 233
North Michigan Avenue,  Suite 1807, Chicago, IL 60601.   Under the Investment
Advisory Agreement, the Corporation, on behalf of the Fund, compensates Oak Ridge for its investment advisory services at the annual rate of 1.00% of the
Fund's  average  daily  net assets.    The Corporation's  Board  of Directors
believes that this fee is reasonable in light of the Fund's investment objective. Oak Ridge has agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 2.00% of the Fund's average daily net assets. Any such waiver or reimbursement will have the effect of lowering the overall expense ratio for the Fund and increasing the Fund's overall return to investors at the time any such amounts were waived and/or reimbursed.

       The Fund is currently managed by David M. Klaskin, who has been the President, Treasurer and Chief Investment Officer of Oak Ridge since its founding in September 1989. From 1982 until founding Oak Ridge, Mr. Klaskin was a financial consultant with Shearson/Lehman Bros.

       Oak Ridge provides continuous advice and recommendations concerning the Fund's investments, and is responsible for selecting the broker-dealers who execute the portfolio transactions for the Fund. Oak Ridge provides office space for the Corporation and pays the salaries, fees and expenses of all the Corporation's officers and directors who are interested persons of Oak Ridge. In addition to providing investment advice to the Fund, Oak Ridge serves as
investment   advisor  to   pension  and   profit-sharing  plans,   and  other
institutional and private investors.   As of November 30, 1995, Oak Ridge had
approximately $95 million under management. Mr. David M. Klaskin and Mr. Samuel Wegbreit each own shares representing more than 35% but less than 51% of the voting rights of Oak Ridge.

                           FUND EXPENSES
                           -------------

       The  Corporation, on behalf of the Fund,  is responsible for all of its
expenses,   including:  interest   charges;  taxes;   brokerage  commissions;
organizational expenses; expenses of registering or qualifying shares for sale with the states and the SEC; expenses of issue, sale, repurchase or redemption of shares; expenses of printing and distributing prospectuses to existing shareholders; charges of custodians; expenses for accounting, administrative, audit, and legal services; fees for directors who are not interested persons of Oak Ridge; expenses of fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of
shareholder and director meetings.   For the period ended November 30,  1995,
after waivers and reimbursements, these expenses totaled 1.00% of the Fund's average net assets.

                       HOW TO PURCHASE FUND SHARES
                       ---------------------------

      Shares of the Fund may be purchased at the Offering Price (as defined below) through any dealer which has entered into a sales agreement with Oak Ridge, in its capacity as principal underwriter of shares of the Fund (the "Distributor"), or through the Distributor directly. Firstar Trust Company, the Fund's transfer agent (the "Transfer Agent"), may also accept purchase applications.

       Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn
on  a U.S.  bank, savings  and loan,  or credit union.   The  minimum initial
investment in the Fund is $2,000.  Subsequent investments may be made by mail
($100  minimum)  or  by wire  ($1,000  minimum).   For  individual retirement
accounts  ("IRAs"), the minimum initial
investment  is $1,000.  For investors
using  the  Automatic  Investment  Plan,  as  described  below,  the  minimum
investment  is $100.   Minimum  investments are  waived for  employee benefit
plans qualified under Sections 401, 403(b)(7) or 457 of the  Internal Revenue
Code.   These minimums can be changed by  the Fund at any time.  Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

       If you purchase shares of the Fund by check or the Automatic Investment Plan and request the redemption of such shares within fifteen days of the initial purchase, the redemption will not be effective, and the Fund will not forward the redemption proceeds until the Fund is reasonably satisfied that your check or purchase order has cleared. (This is a security precaution only and does not affect your investment).

Offering Price
--------------

       Shares of the Fund are sold on a continual basis at the next offering price (the "Offering Price"), which is the sum of the net asset value per share (next computed following (i) receipt of an order in proper form by a dealer, the Distributor or the Transfer Agent, as the case may be, and (ii) acceptance of such order by the Fund) and the sales charge as set forth below. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Standard Time) on each day the New York Stock Exchange is open. See "DETERMINATION OF NET ASSET VALUE." The sales charge imposed on purchases of Fund shares is as follows:


                            Total Sales Charge
                ------------------------------------------
Amount of Sale      As a Percentage of    As a Percentage of    Portion of Total
at Offering         Offering Price of     Net Asset Value of     Offering Price
Price              the Shares Purchased  the Shares Purchased  Retained by Dealers*
--------------      --------------------  --------------------  --------------------
Less than $50,000           4.25%                 4.44%                 4.00%
$50,000 but less
 than $100,000              3.75%                 3.90%                 3.50%
$100,000 but less
 than $250,000              3.25%                 3.36%                 3.00%
$250,000 but less
 than $500,000              2.25%                 2.30%                 2.00%
$500,000 but less
 than $1,000,000            1.75%                 1.78%                 1.50%
$1,000,000 or more          1.00%                 1.01%                 0.90%


------------------

* At the discretion of the Distributor, all sales charges may at times be paid to the securities dealer, if any, involved in the trade. A securities dealer which is paid all or substantially all of the sales charges may be deemed an "underwriter" under the Securities Act of 1933, as amended.

       Investors described  under "Purchases at  Net Asset Value,"  below, may
purchase shares of  the Fund without  the imposition of  a sales charge.   In
addition, no  sales charge  is imposed  on the  reinvestment of  dividends or
capital  gains.    A confirmation  indicating  the details  of  each purchase transaction will be sent to you promptly following such transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent.

Purchases at Net Asset Value
----------------------------

       Shares of the Fund may be purchased at net asset value without the imposition of a sales charge, upon the written assurance that the purchase is made for investment purposes and that the shares will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund, by any of the following:  (i) employee benefit plans qualified under  Section
401(k) of the Internal Revenue Code of 1986, as amended, subject to minimum requirements with respect to the number of employees or amount of purchase,
which  may be  established  by the  Distributor.   Currently,  those criteria
require that the employer establishing the plan have 1,000 or more eligible employees; (ii) directors, officers, and full-time employees of the Fund, the Distributor, and affiliates of such companies, and by spouses and family members of such persons; (iii) registered securities brokers and dealers which have entered into a sales agreement with the Distributor, and their affiliates, for their investment account only; (iv) registered personnel and employees of such securities brokers and dealers referred to in (iii) above, and their spouses and family members, in accordance with the internal
policies  and   procedures  of  the  employing  securities  dealer;  and  (v)
registered investment advisors affiliated with the Distributor, by agreement or otherwise, on behalf of their clients, who are participating in a comprehensive fee program (also known as a wrap fee program). Please call 1-800-407-7298 for more information on purchases at net asset value.

Initial Investment - Minimum $2,000
-----------------------------------

       You may purchase Fund shares by completing the enclosed application form and mailing it along with a check or money order payable to "O.R.I. Growth Fund" to your securities dealer, the Distributor or the Transfer Agent, as the case may be. If mailing to the Distributor or Transfer Agent,
please send  to the following  address:   Firstar Trust Company,  Mutual Fund
Services, P. O.  Box 701,  Milwaukee, Wisconsin   53201-0701.   In  addition,
overnight mail should be sent to the following address: O.R.I. Growth Fund, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. You may also purchase Fund shares by
telephone.      For   information   regarding   this   option,  please   call
1-800-407-7298.

       If the securities dealer you have chosen to purchase Fund shares through has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place your order for the purchase of Fund shares. Purchases made through such dealers will be affected at the Offering
Price.   Such dealers may also charge a transaction fee, as determined by the dealer. That fee will be in addition to the sales charge payable by you upon purchase, and may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

       If your check does not clear, you will be charged a $15 service fee. You will also be responsible for any losses suffered by the Fund as a result. Neither cash nor third-party checks will be accepted. All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part.

       You may also purchase Fund shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

              Wire to:          Firstar Bank
                                ABA Number 075000022

              Credit:           Firstar Trust Company
                                Account 112-952-137

              Further Credit:   O.R.I. Growth Fund
                                (shareholder account number)
                                (shareholder name/account registration)

Please call 1-800-407-7298 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Transfer Agent may charge a $7.50 service fee for wire transactions. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Automatic Investment Plan - Minimum $100
----------------------------------------

       The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund from your bank checking or NOW account. The Fund will reduce the minimum initial investment to $100 for investors using the AIP. To establish the AIP, complete the appropriate section in the Fund's application attached to this Prospectus. Under certain circumstances (such as discontinuation of the AIP before the Fund's minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), the Fund reserves the right to
close the investor's account.   Prior to closing  any account for failure  to
reach the minimum initial investment, the Fund will give the investor written notice and 60 days in which to reinstate the AIP or otherwise reach the
minimum initial investment.   You should consider  your financial ability  to
continue in the AIP until the minimum initial investment amount is met because the Fund has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

       Under the AIP, you may choose to make investments on the fifth and/or twentieth day of each month from your financial institution in amounts of
$100  or  more.   There  is no  service  fee for  participating  in  the AIP.
However, a service fee of $15 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the
designated  checking or  NOW  account.   You  can set  up  the  AIP with  any
financial institution that is a member of the Automated Clearing House.

       The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a
regular  time interval.    However, a  program of  regular  investment cannot
ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price
is  low  and fewer  shares when  the price  is  high.   Since such  a program
involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Subsequent Investments
----------------------

       Additions to your account may be made by mail ($100 minimum) or by wire
($1,000 minimum).   When  making an  additional purchase  by mail, enclose  a
check payable to "O.R.I. Growth Fund" along with the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-800-407-7298 for complete wiring
instructions.     You  may  also  make  additional  purchases  by  telephone.
Information regarding this option can be obtained by calling 1-800-407-7298.

Share Certificates
------------------

       Although share purchases are credited to your account, certificates will not be issued. Nevertheless, you will have full shareholder rights.

                      DETERMINATION OF NET ASSET VALUE
                      --------------------------------

       The net asset value per share is determined as of the close of trading (currently 4:00 p.m. Eastern Standard Time) on each day the New York Stock
Exchange  ("NYSE") is open for business.   Purchase orders received or shares
tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day,  will be valued as of  the close of trading on
that day. Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. The Fund's net asset value may not be calculated on days during which the Fund receives no orders
to  purchase shares and  no shares  are tendered  for redemption.   Net asset
value is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued, but not yet collected, less all
liabilities,  and dividing by  the total number  of shares outstanding.   The
result, rounded to the nearest cent, is the net asset value per share. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are
valued at market value.   Common stocks and other equity-type securities  are
valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ, are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair market value of such securities; otherwise, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as
determined in good  faith by the Board of Directors.   Debt securities having
remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair
market value of  such securities is their amortized cost.   Under this method
of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

                          HOW TO REDEEM SHARES
                          --------------------

In General
----------

       Investors may request redemption of part or all of their Fund shares at any time at the next determined net asset value. See "DETERMINATION OF NET ASSET VALUE." The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after
receipt of a  redemption request in good order.   However, the Fund  may hold
payment until investments which were made by check, telephone or the Automatic Investment Plan have been collected.

       Redemptions  may  also  be made  through  brokers  or  dealers.    Such
redemptions will be effected at the net asset value next determined after receipt by the Fund of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions.

Written Redemption
------------------

       For most redemption requests, an investor need only furnish a written, unconditional request to redeem his or her shares at net asset value to the
Fund's Transfer Agent:   Firstar Trust Company,  Mutual Fund Services,  P. O.
Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to O.R.I. Growth Fund, Firstar Trust Company, Mutual Fund Services, Third Floor,
615  East   Michigan  Street,  Milwaukee,  Wisconsin  53202.    Requests  for
redemption must be signed exactly as the shares are registered, including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on
your account application.   The Transfer Agent may charge a $7.50 service fee
for  wire  transactions.   Additional  documentation  may be  requested  from
corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.

Telephone Redemption
--------------------

       You may redeem shares by telephone if you have checked the appropriate box and supplied the necessary information on the Fund's Account Application. Proceeds redeemed by telephone will be mailed or wired only to an investor's address or bank of record as shown on the records of the Transfer Agent. To effect a telephone redemption, you may call 1-800-407-7298. The Fund reserves the right to refuse any request made by telephone and may limit the amount
involved or the  number of telephone redemptions.   Please call the  Transfer
Agent at  1-800-407-7298 to obtain  current instructions.   Once you  place a
telephone redemption request,  it cannot be cancelled  or modified.   Neither
the Fund nor its Transfer  Agent will be responsible for the  authenticity of
redemption  instructions received  by telephone.   Accordingly,  the investor
bears the risk of loss.   The Fund will  use reasonable procedures to  ensure
that instructions received  by telephone are genuine.   These procedures  may
include recording telephonic transactions and sending written confirmation of
such  transactions.   However, if  the Fund  or its  Transfer Agent  fails to
employ such  procedures,  the  Fund may  be  liable  for any  losses  due  to
unauthorized  or   fraudulent  instructions.    Shareholders  may  experience
difficulty in implementing a telephone redemption during periods of drastic economic or market changes. If an investor is unable to contact the Transfer Agent by telephone, shares may also be redeemed by delivering the redemption
request to  the Transfer Agent  in person  or by mail.   If  in person or  by
overnight mail, deliver such request to O.R.I. Growth Fund, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202; if by regular mail, such request may be sent to Firstar Trust Company, Mutual Fund Services, P. O. Box 701, Milwaukee, Wisconsin 53201-0701.

Systematic Withdrawal Plan
--------------------------

         You may set up automatic withdrawals from your account with the Fund at
regular intervals.   To begin distributions, you must have an initial balance
of  $5,000 in  your  account and  withdraw  at least  $50  per  payment.   To
establish  the  Systematic  Withdrawal  Plan,  please  call   1-800-407-7298.
Depending upon the size of the account and the withdrawals requested (and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the plan will be terminated.

       In  certain  circumstances,  such  as  when   corporations,  executors,
administrators, trustees, guardians, agents or attorneys-in-fact are involved or when the proceeds of redemption are requested to be sent to other than the address of record, additional documentation and signature guarantees may be
required.   Questions  regarding such  circumstances may  be directed  to the
Transfer Agent  by  calling 1-800-407-7298.   In  addition, redemptions  over
$25,000  must  be made  in  writing and  require  a signature  guarantee.   A
signature guarantee  may be obtained from any eligible guarantor institution,
as  defined  by   the  SEC.    These   institutions  include  banks,   saving
associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not acceptable.

       Shareholders who have an Individual Retirement Account ("IRA") or other retirement plan must indicate on their redemption request whether or not to
withhold  federal income  tax.   Redemption requests  failing to  indicate an
election not to have federal tax withheld will be subject to withholding.

       Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value
of the  remaining shares  in the  account falls  below $500.   Upon  any such
termination, a check for the proceeds of redemption will be sent to you within seven days of the redemption.

                             DISTRIBUTION PLAN
                             -----------------

       The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"), which requires it to pay the Distributor a distribution fee of up to 0.25% of its average daily net assets computed on an annual basis. Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Fund shares pursuant to a written agreement (the "Rule 12b-1 Related Agreement"). To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the Fund's shares, although it is the Distributor's current intention to pay out all or most of the fee. A form of the 12b-1 Related Agreement referred to above has been approved by a majority of the Board of Directors of the Fund, and of the members of the Board who are not "interested persons" of the Fund as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan or any related agreements (the "Disinterested Directors") voting separately. Accordingly, the Distributor may enter into 12b-1 Related Agreements with securities dealers, financial institutions or other persons without further Board approval.

       Payment of the distribution fee is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, upon the Distributor forwarding to the Board of Directors a written report of all amounts expensed pursuant to the Plan; provided, however, that the aggregate payments by the Fund under the Plan in any month to the Distributor and all Recipients may not exceed 0.25% of the Fund's average net assets for that quarter; and provided further that no fee may be paid in excess of the distribution expenses as set forth in the quarterly written report. Thus, the Plan does not provide for the payment of distribution fees in subsequent quarters that relate to expenses incurred in prior quarters.

       The Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, the Plan, and any Rule 12b-1 Related Agreement, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of Disinterested Directors, on not more than sixty (60) days' written notice.

                         TAX SHELTERED RETIREMENT PLANS
                         ------------------------------

       The Fund offers through Firstar Trust Company, in its capacity as custodian of Fund assets (the "Custodian"), several qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of the Fund on a tax deferred basis. Contributions to these plans are generally tax deductible and earnings are tax deferred until distributed.

Individual Retirement Account ("IRA"). Individuals under age 70 1/2 with earned income, may contribute money to an IRA. You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to an IRA. Individuals who are covered by existing retirement plans, or have spouses covered by such plans, and whose income exceed certain amounts, are not permitted to deduct their IRA contributions for income tax purposes. However, whether or not an individual's contributions are deductible, the earnings in his or her IRA are not taxed until the account is distributed.

401(k) Plan. A 401(k) Plan is a type of profit sharing plan that allows employees to have part of their salary contributed to a retirement plan which will earn tax-deferred income. A 401(k) Plan is funded by employee contributions, employer contributions, or a combination of both.

Defined Contribution Plan. A Defined Contribution Plan, commonly referred to as a Keogh Plan, allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. There are three plan types: profit sharing, money purchase pension and a paired plan. A paired plan is a combination of a profit sharing plan and a money purchase plan.

       A complete description of the various plans, as well as a description of the applicable service fees are available from the Fund and may be obtained by calling 1-800-407-7298 or writing to the Fund at P. O. Box 701, Milwaukee, Wisconsin 53201-0701.

       Please note that early withdrawals from a retirement plan may result in adverse tax consequences.

       INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT
       ---------------------------------------------------------------

       The Corporation intends to continue to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.

       For federal income tax purposes, all dividends paid by the Corporation, on behalf of the Fund, and net realized short-term capital gains are taxable as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to a tax deferral. Distributions paid by the Corporation, on behalf of the Fund, from net realized long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as such. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you will not be required to pay federal income taxes on the amounts distributed to you.

       Dividends  are usually  paid, and  capital gains,  if any,  are usually
distributed  annually in  December.    When a  dividend  or  capital gain  is
distributed, the Fund's net asset value will decrease by the amount of the payment. A dividend paid shortly after the purchase of shares will reduce the net asset value of the shares purchased by the amount of the dividend. All dividends or capital gains distributions will automatically be reinvested in shares of the Fund at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at P. O. Box 701, Milwaukee, Wisconsin 53201-0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

       If you do not furnish the Fund with your correct social security number or employer identification number, the Fund is required by federal law to withhold federal income tax at a rate of 31% from your distributions and redemption proceeds.

       This section is not intended to be a  full discussion of federal income
tax laws and the  effect of such laws  on you.   There may be other  federal,
state, or local tax considerations applicable to a particular investor.   You
are urged to consult your own tax advisor.

                            FUND ORGANIZATION
                            -----------------

       The Corporation was  organized as a Maryland corporation on October 15,
1993.   The Corporation  is authorized  to issue  500,000,000 $.01  par value shares of common stock and series and classes of series of shares of common stock. The Fund, which has been allocated 100,000,000 of those shares, is the first and
presently,  the only  series  of  the Corporation.    If  the
Corporation issues additional series, the assets belonging to each series of shares will be held separately by the Custodian, and in effect each series will be a separate fund.

       Each share, irrespective of series, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series of shares affected, and matters affecting only one series are voted
upon  only by that  series.   All shares  have non-cumulative  voting rights,
which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so, and in such event, the holders of the remaining shares will not be able to elect any person or persons to the board of directors.

       The Corporation will not hold annual shareholders' meetings except when required by the Investment Company Act of 1940. The Corporation has adopted procedures in its Bylaws for the removal of directors by the shareholders. As of November 30, 1995, no person owned a controlling interest in the Fund.

                               ADMINISTRATOR
                               -------------

       Pursuant to Administration and Accounting Service Agreements, Firstar Trust Company (the "Administrator"), Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202, calculates the daily net asset value of the Fund, prepares and files all federal and state tax returns, oversees the Fund's insurance relationships, participates in the preparation of the registration statement, proxy statements and reports, prepares compliance filings relating to the registration of the securities of the Fund pursuant to state securities laws, compiles data for and prepares notices to the SEC, prepares the financial statements for the annual and semi-annual reports to the SEC and current investors, monitors the Fund's
expense   accruals  and   performs   securities  valuations,   monitors   the
Corporation's status as a registered investment company under Subchapter M of the Internal Revenue Code and monitors compliance with the Fund's investment policies and restrictions, from time to time, and generally assists in the
Fund's administrative operations.   The Administrator, at its own expense and
without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration and Accounting Service Agreements. For the foregoing services and until the Fund's net assets total $25 million, the Administrator receives from the Fund the following aggregate fees, computed daily and payable monthly based on the Fund's aggregate average net assets: (a) pursuant to the Administration Agreement, the Administrator receives an aggregate fee at the annual rate of .05 of 1% on the first $100 million of average net assets, .04 of 1% on the next $400 million of average net assets, and .03 of 1% on average net assets in excess of $500 million, subject to an annual aggregate minimum of $20,000 for the fiscal year ended November 30, 1996, $25,000 for the fiscal year ended November 30, 1997, and $30,000 for succeeding years, plus out of pocket expenses; and (b) pursuant to the Accounting Service Agreement, the Administrator receives an aggregate fee of (i) $18,000 for the first $40 million of average net assets for the fiscal year ended November 30, 1996, $20,000 for the first $40 million of average net assets for the fiscal year ended November 30, 1997, and $22,000 for the first $40 million of average net assets for succeeding years, and (ii) .01 of 1% on the next $200 million of average net assets and .005 of 1% on the balance, plus out of pocket expenses.

                CUSTODIAN, TRANSFER AGENT, AND DISTRIBUTOR
                ------------------------------------------

       Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as custodian of the Fund's assets and as dividend-disbursing and transfer agent for the Fund. Oak Ridge acts as the principal distributor of the Fund's shares.

                         PORTFOLIO TRANSACTIONS
                         ----------------------

       As provided in the Investment Advisory Agreement, Oak Ridge is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In executing such transactions, Oak Ridge seeks to obtain the
best  net  results for  the  Fund.   Pursuant  to guidelines  adopted  by the
Corporation's Board of Directors, on behalf of the Fund, and in accordance with Rules of the SEC, Oak Ridge may serve as a broker for the Fund; however, in order for Oak Ridge to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Oak Ridge must be reasonable and fair compared to fees or other remuneration paid to other
brokers  in  connection   with  comparable  transactions  involving   similar
securities being purchased or sold on a securities exchange during a comparable period of time.

                    COMPARISON OF INVESTMENT RESULTS
                    --------------------------------

       The Fund may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements. The results may be calculated on the basis of average annual total return, total return, or cumulative total return.

       Average annual total return and total return figures assume the reinvestment of all dividends and measure the net investment income generated
by,  and  the   effect  of,  any  realized  and  unrealized  appreciation  or depreciation  of the  underlying  investments in  the Fund  over  a specified
period  of time.   Average  annual total  return  figures are  annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects the Fund's performance over a stated period of time. All performance figures reflect the deduction of the 4.25% maximum initial sales charge.

       Average annual total return, total return and cumulative total return are based upon the historical results of the Fund and are not necessarily representative of the future performance of the Fund. Additional information concerning the Fund's performance appears in the Statement of Additional Information.

------------------------------------

       The Fund reserves the right to change any of its policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.

DIRECTORS
---------

David M. Klaskin
Samuel Wegbreit
Daniel A. Kaplan
Dr. A. Charlene Sullivan
Martin Z. Craig

OFFICERS
--------

David M. Klaskin
President

Samuel Wegbreit
Chairman of the Board

Mark C. Pappas
Secretary

INVESTMENT ADVISOR
------------------

Oak Ridge Investments, Inc.
233 N. Michigan Avenue, Suite 1807
Chicago, IL  60601

CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT
----------------------------------------

Firstar Trust Company
Mutual Fund Services
Third Floor
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
-----------------------

Price Waterhouse LLP
100 E. Wisconsin Avenue
Milwaukee, WI  53202

LEGAL COUNSEL
-------------

Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202

                  STATEMENT OF ADDITIONAL INFORMATION

                           O.R.I. Growth Fund
                               a series of
                            O.R.I. Funds, Inc.
                                sponsored by
                       Oak Ridge Investments, Inc.

                              P. O. Box 701
                     Milwaukee, Wisconsin 53201-0701
                             1-800-407-7298


       This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the O.R.I. Growth Fund (the "Fund"), a series of O.R.I. Funds, Inc. (the "Corporation") dated January 1, 1996. Requests for copies of the Prospectus should be made by writing to the Fund at the address listed above or by calling 1-800-407-7298.

     This Statement of Additional Information is dated January 1, 1996.

                           O.R.I. GROWTH FUND

                           TABLE OF CONTENTS

                                                                     Page No.
                                                                     --------

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . .  4

INVESTMENT POLICIES AND TECHNIQUES  . . . . . . . . . . . . . . . . . .  5
  Illiquid Securities . . . . . . . . . . . . . . . . . . . . . . . .    5
  Short-Term Fixed Income Securities  . . . . . . . . . . . . . . . .    6
  Hedging Strategies  . . . . . . . . . . . . . . . . . . . . . . . .    7
        General Description of Hedging Strategies . . . . . . . . . .    7
        General Limitations on Futures and Options Transactions . . .    8
        Asset Coverage for Futures and Options Positions  . . . . . .    8
        Purchasing Put and Call Options . . . . . . . . . . . . . . .    8
        Stock Index Options . . . . . . . . . . . . . . . . . . . . .    9
        Short Sales  Against the Box  and Writing Covered  Call and
        Put Options . . . . . . . . . . . . . . . . . . . . . . . . .   11
        Certain Considerations Regarding Options  . . . . . . . . . .   13
        Federal Tax Treatment of Options  . . . . . . . . . . . . . .   13
        Futures Contracts . . . . . . . . . . . . . . . . . . . . . .   14
        Options on Futures  . . . . . . . . . . . . . . . . . . . . .   16
        Federal Tax Treatment of Futures Contracts  . . . . . . . . .   17
  Warrants  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
  When-Issued Securities  . . . . . . . . . . . . . . . . . . . . . .   18

DIRECTORS AND OFFICERS OF THE CORPORATION . . . . . . . . . . . . . . . 19

PRINCIPAL SHAREHOLDERS  . . . . . . . . . . . . . . . . . . . . . . . . 21

INVESTMENT ADVISOR AND UNDERWRITER  . . . . . . . . . . . . . . . . . . 21

DISTRIBUTION PLAN . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
  Description of Plan . . . . . . . . . . . . . . . . . . . . . . . .   23
  Anticipated Benefits to the Fund  . . . . . . . . . . . . . . . . .   23

PORTFOLIO TRANSACTIONS AND BROKERAGE  . . . . . . . . . . . . . . . . . 24

CUSTODIAN   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT  . . . . . . . . . . . . . 26

TAXES       . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26

DETERMINATION OF NET ASSET VALUE  . . . . . . . . . . . . . . . . . . . 26

SHAREHOLDER MEETINGS  . . . . . . . . . . . . . . . . . . . . . . . . . 27

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . 28

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . 30

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . 30

APPENDIX    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .A-1

                          ---------------------

            No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated January 1, 1996, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund.

                           --------------------

             This Statement of Additional Information does not constitute an offer to sell securities.

                            --------------------

                           INVESTMENT RESTRICTIONS
                           -----------------------

       The investment objective  of the O.R.I. Growth Fund (the  "Fund") is to
seek capital appreciation.   The Fund's investment objective and policies are
described in detail in the Prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES." The following is a complete list of the Fund's fundamental investment limitations which cannot be changed without shareholder approval.

The Fund may not:

1. With respect to 75% of its total assets, purchase securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof) if such action would cause more than 5% of the Fund's total assets to be invested in securities of any one issuer, or purchase more than 10% of the outstanding voting securities of any one issuer.

2. Borrow money except from banks for temporary or emergency purposes (but not for the purpose of purchase of investments) and then, only in an amount not to exceed 33 1/3% of the value of the Fund's net assets at the time the borrowing is incurred; provided however, the
Fund may engage in transactions in options, futures contracts and options on futures contracts. The Fund may not purchase securities when borrowings exceed 5% of its total assets.

3. Act as an underwriter of another issuer's securities except for the sale of restricted securities.

4. Pledge, mortgage, hypothecate, or otherwise encumber any of its assets, except to secure permitted borrowings and except that the Fund may invest in options, futures contracts and options on futures contracts.

5. Make loans, except through (i) the purchase of investments permissible under the Fund's investment policies, or (ii) the lending of portfolio securities provided that no such loan of portfolio securities may be made by it if, as a result, the aggregate of such loans would exceed 5% of the value of the Fund's total assets.

6. Purchase any securities on margin, except for the use of short-term credit necessary for clearance of purchases of portfolio securities, the payment of initial and variation margin deposits in connection with futures contracts and options thereon, and the purchase and sale of options.

7. Purchase, hold, or deal in commodities or commodity contracts (except that the Fund may engage in futures and options on futures), or purchase or sell real estate including real estate limited partnerships, other than, to the extent permitted under the Fund's investment policies, instruments secured by real estate or interests therein or instruments issued by entities that invest in real estate or interests therein.

8.  Issue senior securities.   For  purposes of this  investment
restriction, the futures, options and borrowing actions permitted under the Fund's investment policies are not deemed to be the issuance of senior securities.

9.  Concentrate more  than 25% of the  value of its total  assets
(taken at market value at the time of each investment) in securities of issuers whose principal business activities are in the same industry or group of industries.

       With the exception of the investment restriction set out in item 2 above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

       The  following   investment   limitations  may   be   changed  by   the
Corporation's Board of Directors without shareholder approval.

The Fund may not:

1. Purchase or retain the securities of any issuer if those officers or directors of the Fund or Oak Ridge Investments, Inc. ("Oak Ridge"), owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

2. Invest in the securities of an issuer for the purpose of management or the exercise of control.

3. Purchase securities of issuers having less than three years continuous operation (including operations of any predecessors), if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its net assets.

4. Invest in illiquid securities (i.e., securities that are not readily marketable) if, as a result of such investments, more than 5% of the Fund's net assets (taken at market value at the time of each investment) would be invested in illiquid securities.

5. Invest in direct interests in oil, gas, or other mineral exploration programs or leases; however, the Fund may invest in the securities of companies that engage in these activities.

6.  Invest in any investment company.

7. Enter into futures contracts or related options if more than 5% of the Fund's net assets would be represented by futures contracts or more than 5% of the Fund's net assets would be committed to initial margin and premiums on futures contracts and related options.

                INVESTMENT POLICIES AND TECHNIQUES
                ----------------------------------

       The following information supplements the discussion of the Fund's investment objective, policies, and techniques that are described in the Prospectus under the captions "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT TECHNIQUES AND RISKS."

Illiquid Securities

       The  Fund may invest in illiquid  securities (i.e., securities that are
not  readily  marketable).    For  purposes  of  this  restriction,  illiquid
securities include restricted securities (securities the disposition of which is restricted under the federal securities laws). However, the Fund will not acquire illiquid securities if, as a result, they would comprise more than 5% of the value of the Fund's total assets. The Board of Directors or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid
for  purposes  of  this  5%  limitation.    Certain  securities  exempt  from
registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), including securities that may be resold pursuant to Rule 144A under the Securities Act,
may be considered  liquid.   The Board
of  Directors of  the Corporation  has
delegated to Oak Ridge the  day-to-day determination of the liquidity  of any
Rule  144A  security,   although  it  has  retained  oversight  and  ultimate
responsibility  for such  determinations.   Although no  definitive liquidity
criteria are used, the Board of Directors has directed Oak Ridge to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors.

       Restricted  securities  may  be  sold  only   in  privately  negotiated
transactions or in  a public  offering with respect  to which a  registration
statement  is in  effect under  the Securities  Act.   Where registration  is
required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors of the Corporation. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 5% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Short-Term Fixed Income Securities

       The Fund may invest, for defensive, temporary purposes, in short-term fixed income securities, including without limitation, the following:

1. U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the Interamerican Development Bank, and the International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

2.   Certificates of Deposit issued  against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 5% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund will not generally be fully insured.

3.   Bankers' acceptances which are  short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

4. Repurchase agreements which involve purchases of debt securities. In such a transaction, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. Oak Ridge monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement. Oak Ridge does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

5.   Bank time deposits,  which are  monies kept on  deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

6. Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and the corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. Oak Ridge will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of Oak Ridge, of comparable quality.

Hedging Strategies

General Description of Hedging Strategies

      The Fund may engage in hedging activities in the future without obtaining shareholder approval. Oak Ridge may cause the Fund to utilize a variety of financial instruments, including options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge the Fund's portfolio.

      Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments will be limited by tax considerations.

General Limitations on Futures and Options Transactions

       The  Fund has  filed a  notice of  eligibility for  exclusion  from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the notice of eligibility for the Fund includes the following representation that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if aggregate initial margins and premiums paid do not exceed 5%
of the net asset  value of the Fund.   In addition, the  Fund will not:   (i)
enter into futures contracts and futures options transactions if more than 5% of its net assets would be committed to such instruments, (ii) write covered put or call options if the value of the Fund's assets covering such options exceeds 5% of the Fund's net assets, or (iii) purchase put or call options if the amount of all premiums paid for such options exceeds 5% of the Fund's net
assets.   The Fund will  limit its option  premiums and assets  covering open option positions to 5% of the Fund's net assets. These limitations do not apply to options attached to or acquired or traded together with an underlying security and do not apply to securities that incorporate features
similar  to options.   The Fund will  not purchase or  write over-the-counter
options.

      The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the possible transactions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

Asset Coverage for Futures and Options Positions

      The Fund will comply with regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash and/or liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets and will be market-to-market daily.

Purchasing Put and Call Options

      Put Options. The Fund may purchase put options. As the holder of a put option, the Fund would have the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or to profit from a decline in the value of securities it does not own. This protection is provided only during the exercise period. For example, the Fund may purchase a put option to protect unrealized appreciation of a security where Oak Ridge deems it desirable to continue  to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

       The Fund may also purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the
underlying security.   If the  put option is  not sold when it  has remaining
value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

      The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund and will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon exercise, the selling (writing) of an identical option in a closing action, or the delivery of the underlying security upon the exercise of the option.

       Call Options. The Fund may purchase call options. As the holder of a call option, the Fund would have the right to purchase the underlying security at the exercise price at any time during the exercise period. The Fund may enter into closing sale transactions with respect to such options,
exercise  them or permit them to expire.   The Fund may purchase call options
for the purpose of hedging against a possible increase in the price of securities at a time when the Fund has a significant cash position. The Fund may also purchase call options in order to acquire the underlying securities.

      The Fund may purchase call options on underlying securities owned by it. A call option may be purchased when tax considerations make it inadvisable to realize gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price would result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

      Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring securities directly; the net cost may also exceed the cost of acquiring securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as the Fund holds such a call option rather than the underlying security itself the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Stock Index Options

       The Fund may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, and/or
(iii) write covered options on stock indexes for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed
options  on common stocks.   The
primary difference between  stock options and index options occurs when index
options  are  exercised.   In  the  case  of  stock options,  the  underlying
security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

      A stock  index fluctuates  with changes  in the  market  values of  the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

      The Fund may purchase call and put options in an attempt to either hedge against the risk of unfavorable price movements adversely affecting the value of the Fund's securities, or securities the Fund intends to buy or otherwise in furtherance of the Fund's investment objective. The Fund will sell (write) stock index options for hedging purposes or in order to close out positions in stock index options which the Fund has purchased. The Fund may only write covered options. The Fund may cover a call option on a stock index it writes by, for example, having a portfolio of securities which approximately correlates with the stock index.

      Put options may be purchased in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Fund's portfolio securities or in an attempt to capitalize on an anticipated decline in stock market prices. If the Fund purchases a put option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any decline in the level of the stock index below the exercise price. Such payments would tend to offset a decline in the value of the Fund's portfolio securities. If, however, the level of the stock index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be offset by an increase in the value of the Fund's portfolio securities.

      Call options on stock indexes may be purchased in order to participate in an anticipated increase in stock market prices or to hedge against higher prices for securities that the Fund intends to buy in the future. If the Fund purchases a call option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the stock index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the price of stocks that the Fund intends to purchase. If, however, the level of the stock index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be offset by a reduction in the price the Fund pays to buy additional securities for its portfolio.

       The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indexes will be subject to the ability of the Fund's investment advisor to correctly predict movements in
the  directions of  the stock  market.   This requires  different skills  and
techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in the Fund's
portfolio  securities.   Inasmuch  as  the  Fund's
portfolio securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of the Fund's put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's portfolio securities which would result in a loss on both such portfolio securities and the options on stock indexes acquired by the Fund.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Short Sales Against the Box and Writing Covered Call and Put Options

       Short Sales Against the Box. When Oak Ridge believes that the price of a particular security in the Fund's portfolio may decline, it may use certain
techniques  to  hedge the  unrealized  gain  on  such  security.   The  first
technique, known as "selling short against the box," involves selling a security which the Fund owns for delivery at a specified date in the future. The Fund will limit its transactions in short sales against the box to 5% of its net assets. If, for example, the Fund bought 100 shares of ABC at $40 per share in January and the price appreciates to $50 in March, the Fund might "sell short" the 100 shares at $50 for delivery the following July. Thereafter, if the price of the stock declines to $45, it will realize the full $1,000 gain rather than the $500 gain it would have received had it sold
the stock in the market.   On the other hand, if the price appreciates to $55
per share, the Fund would be required to sell at $50 and thus receive a $1,000 gain rather than the $1,500 gain it would have received had it sold the stock in the market. The Fund may also be required to pay a premium for short sales which would partially offset its gain.

       Covered Call Options. The Fund may write (sell) covered call options and purchase options to close out options previously written by the Fund. The purpose of writing covered call options is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the
options) on  the Fund's net asset value per share.   Although premiums may be
generated through the use of covered call options, Oak Ridge does not consider the premiums which may be generated as the primary reason for writing covered call options.

      A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, such writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing the option the writer previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, the writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the clearing corporations and of the exchanges.

      Covered call options may also be used to hedge an unrealized gain. For example, if the Fund wrote an option at $50 on the same 100 shares of ABC bought at $40 per share and now selling for $50 per share, it might receive a premium of approximately $600. If the market price of the underlying security declined to $45, the option would not be exercised and the Fund could offset the unrealized loss of $500 by the $600 premium. On the other hand, if the market price of the underlying security increased to $55, the option would be exercised and the Fund will have foregone the unrealized
$1,500 gain for a $1,000 gain plus the $600 premium. The Fund can also close out its position in the call option by repurchasing the option contract separately and independent of any transaction in the underlying security and, therefore, realize capital gain or loss. If the Fund could not enter into such a closing purchase transaction, it may be required to hold a security that it may otherwise have sold to protect against depreciation.

      Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or other liquid assets above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The securities or other liquid assets covering the call option will be maintained in a segregated account of the Fund's custodian. The Fund does not consider a security covered by a call option to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

      The premium received is the market value of an option. The premium the Fund will receive from writing a call option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

     A closing transaction will be effected in order to realize a profit or minimize a loss on an outstanding call option, to prevent an underlying security from being called or put, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing actions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than the transaction costs applicable to purchases and sales of portfolio securities.

      Call options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases additional transaction costs will be incurred.

       Covered  Put Options.   The  Fund  may also  write  (sell) covered  put
options and purchase options to close out options previously written by the Fund. The Fund may write covered put options in circumstances where it would like to acquire the underlying security at a price lower than the then prevailing market price of the security. Although premiums may be generated through the use of covered put options, Oak Ridge does not consider the premiums which may be generated as the primary reason for writing covered put options.

      A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security at the exercise price at any time until the expiration date. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold requiring the writer to make payment of the exercise price against delivery of the underlying security. The operations of put options in other respects, including related risks and rewards, are substantially identical to that of call options.

     The Fund will write put options only on a secured basis, which means that the Fund would maintain a segregated account consisting of cash or other permissible liquid assets in an amount not less than the exercise price of the option or the Fund will own an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the covered option at all times while the put option is outstanding. The Fund will generally write covered put options where it wishes to purchase a security for the Fund's portfolio at a price less than the current market price. In this event, the Fund would write a put option at an exercise price which, reduced by the premium received on the options, reflects the lower price it is willing to pay. Since the Fund may also receive interest on the debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current returns during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities which it may be required to purchase in the exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities.

Certain Considerations Regarding Options

       There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

      The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Federal Tax Treatment of Options

      Certain option transactions have special tax results for the Fund. Expiration of a call option written by the Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option, and in determining such gain or loss the option premium will be included in the proceeds of the sale.

      If the Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the "Code"), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

      In the case of transactions involving "nonequity options," as defined in Code Section 1256, the Fund will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A "nonequity option" includes an option with respect to any group of stocks or a stock index if there is in effect a designation by the CFTC of a contract market for a contract based on such group of stocks or indexes. For example, options involving stock indexes such as the Standard & Poor's 500 and 100 indexes would be "nonequity options" within the meaning of Code Section 1256.

Futures Contracts

      The Fund may enter into futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), including interest rate and index Futures as a hedge against movements in the equity markets and changes in prevailing levels of interest rates, in order to establish more definitively the effective return on securities held or intended to be acquired by the Fund or for other purposes permissible under the CEA. The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices or increases in interest rates and purchases of Futures as an offset against the effect of expected increases in stock prices and declines in interest rates.

      The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate or portfolio market price fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using Futures Contracts, since Futures Contracts involve lower transaction costs (i.e., brokerage costs only) than options on securities and stock index options, which require the payment of brokerage costs and premiums.

      An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time, and place. Transactions costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

       As an example of an offsetting transaction in which the underlying financial instrument is not delivered pursuant to an interest rate Futures Contract, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery is required (i.e., on a specified date in September, the "delivery month") by the purchase of one Futures Contract of September
Treasury  Bills  on the  same  exchange.   In such  instance,  the difference
between the  price at which the Futures Contract  was sold and the price paid
for  the  offsetting  purchase,   after  allowance  for  transaction   costs,
represents the profit or loss to the Fund.

     Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Fund, whose business activity involves investment or other commitments in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities or obligations held or expected to be acquired by them. Debtors and other
obligors  may  also  hedge the  interest  cost  of  their  obligations.   The
speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract; but, unlike the hedger, hopes to profit from fluctuations in prevailing prices.

      A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Index, the Standard & Poor's 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index. A public market exists in interest rate Futures Contracts primarily covering the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. The standard contract size is generally $100,000 for Futures Contracts in U.S. Treasury bonds, U.S. Treasury notes, and GNMA pass-through securities and $1,000,000 for the other designated Contracts.

      The Fund's Futures transactions will be entered into for hedging purposes permissible under the CEA. For hedging purposes, Futures Contracts may be sold to protect against a decline in the price of securities that the Fund owns, or Futures Contracts may be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Fund expects that approximately 75% of such Futures Contract purchases will be "completed"; that is, upon the sale of these long Futures Contracts, equivalent amounts of related securities will have been or are then being purchased by the Fund in the cash market. Alternatively, the Fund's purchases of long Futures Contracts will not exceed 5% of the Fund's net asset value.

      Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

      If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit docs not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, the Fund will mark to market the current value of its
open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

      The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

      At best, the correlation between changes in prices of Futures Contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and debt securities, including technical influences in Futures trading; differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading; and with respect to interest rate Futures, maturities and creditworthiness of issuers and, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-received hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

      Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

       There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures or futures option position. The Fund would continue to be required to meet margin requirements until the position is closed possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Options on Futures

      The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

       The Fund may  use its options  on Futures Contracts in  connection with
hedging strategies.   Generally, these strategies would be employed under the
same market and market sector conditions in which the Fund  uses put and call
options  on securities or  indexes.   (See "Short  Sales Against the  Box and
Writing Covered Call and Put Options" and "Purchasing Put and Call Options" above.) The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge the Fund's portfolio
of securities against the risk of declining market prices.   The writing of a
call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of
securities.   If the futures price when the  option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities in the Fund's portfolio that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. If the Futures Contract price at expiration of a put option the Fund has written is above the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase that may have occurred in the price of the securities the Fund intends to acquire. If the Futures Contract price at expiration of a put option the Fund has written is below the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the decrease in the price of the securities the Fund intends to acquire.

         As with investments in Futures Contracts, the Fund is also required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. The Fund will set aside in a segregated account at the Fund's custodian liquid assets, such as cash, U.S. government securities or other high grade debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked to market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

       The risks associated with the use of options on Futures Contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on Futures Contracts depends on Oak Ridge's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be
incorrect.   In  addition,  there may  be imperfect  correlation  between the instruments being hedged and the Futures Contract subject to the option. (For additional information, see "Futures Contracts.")

Federal Tax Treatment of Futures Contracts

      For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on Futures Contracts as of the end of the year, as well as gains and losses actually realized during the year. Except for transactions in Futures Contracts that are classified as part of a "mixed straddle" under Code Section 1256, any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. In the case of a Futures transaction not classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

       Sales of Futures Contracts that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

       The Fund intends to operate as a "Regulated Investment Company" under Subchapter M of the Code, and therefore will not be liable for federal income taxes to the extent earnings are distributed on a timely basis. In addition, as a result of being a Regulated Investment Company, net capital gains that the Fund distributes to shareholders will retain their original capital gain character in the shareholders' individual tax returns.

        In order for the Fund to qualify for federal income tax treatment as a Regulated Investment Company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities, and other income (including gains on options and futures contracts) derived with respect to the Fund's business of investing in stock or securities. In addition, gains realized on the sale or other disposition of securities or Futures Contracts held for less than three months must be
limited to  less  than  30%  of  the Fund's  annual  gross  income.    It  is
anticipated that any net gain realized from the closing out of Futures Contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement. For purposes of applying these tests, any increase in value on a position that is part of a designated hedge  will be offset by  any decrease in value (whether  or not
realized)  on  any  other  position that  is  part  of  such  hedge.   It  is
anticipated that unrealized gains on Futures Contracts which have been open for less than three months as of the end of the Fund's fiscal year and which are recognized for tax purposes will not be considered gains on securities held less than three months for purposes of the 30% test.

       The Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including
unrealized  gains  at   the  end  of  the  Fund's  fiscal  year)  on  Futures
transactions.   Such  distributions will  be combined  with distributions  of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.

Warrants

      The Fund may invest in warrants if after giving effect thereto, not more than 5% of its net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5% not more than 2% of the Fund's net assets at the time of purchase may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Investments in warrants is pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. (See "Purchasing Put and Call Options" above.) The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities

      The Fund may from time to time purchase securities on a "when-issued" basis up to 5% of its net assets. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Fund to the issuer, no interest is accrued on debt securities, and no dividend income is earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in
value  of the Fund's other assets.   While when-
issued securities may be sold
prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by its purchases of securities on a when-issued basis.

      The Fund will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

Repurchase Obligations

      The Fund may enter into repurchase agreements with respect to no more than 5% of its net assets with member banks of the Federal Reserve System and certain non-bank dealers. In a repurchase agreement, the Fund buys a security at one price and, at the time of the sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Oak Ridge will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Unseasoned Companies

      The Fund may invest not more than 5% of its net assets in unseasoned companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification, and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on regional securities exchanges, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings of small companies at discounts from quoted prices or may have to make a series of smaller sales over an extended period of time due to the trading volume in smaller company securities.

                  DIRECTORS AND OFFICERS OF THE CORPORATION
                  -----------------------------------------

       Directors and officers of the Corporation, together with information as to their principal business occupations during the last five years, and other
information,  are shown below.   Each director  who is  deemed an "interested
person," as defined in the Investment Company Act of 1940 ("Investment Company Act"), is indicated by an asterisk.

*David M. Klaskin, President and a Director of the Corporation.

      Mr. Klaskin has been the President and Chief Investment Officer of Oak Ridge since its founding in 1989. For the eight years prior to founding Oak Ridge, Mr. Klaskin was a financial consultant with Shearson/Lehman Bros. responsible for managing funds for both individual and institutional clients. Mr. Klaskin graduated from Indiana University with a B.S. in Finance.

*Samuel Wegbreit, Chairman of the Board, Treasurer and a Director of the Corporation.

       Mr. Wegbreit has been the Chairman of Oak Ridge since its founding in September, 1989. From April 1988 until founding Oak Ridge, Mr. Wegbreit was a securities trader. From 1983 to 1988 Mr. Wegbreit was a securities trader and Vice-President with Morgan Stanley & Co. Mr. Wegbreit graduated from Brown University with a B.S. in Applied Mathematics.

Daniel A. Kaplan, a Director of the Corporation.

        Mr. Kaplan is a certified public accountant and the Chief Financial Officer of Loft Development Corporation. Mr. Kaplan has been employed by Loft Development Corporation since 1986.

Mark C. Pappas, Secretary of the Corporation.

        Mr. Pappas joined Oak Ridge as Senior Vice President in 1993. From 1992 until 1993, Mr. Pappas was the Senior Portfolio Analyst for the General Board of Pensions of the United Methodist Church. From 1990-1992, Mr. Pappas was a Consultant with Oak Ridge. From 1986-1991, Mr. Pappas attended Purdue University where he received his B.S. in Economics/Finance.

A. Charlene Sullivan, Ph.D., a Director of the Corporation.

        Dr. Sullivan has been an Associate Professor of Finance at Purdue University since 1978. In addition, Dr. Sullivan has been a member of the board of directors of the Federal Reserve Bank in Chicago since 1990.

Martin Z. Craig, a Director of the Corporation.

        Mr. Craig has been the principal of Craig Capital Investments since January, 1991. From 1988 through 1990 Mr. Craig was the Executive Vice President and a Director of HHL Financial Services, Inc.

       Except for Mr. Kaplan, Dr. Sullivan and Mr. Craig, the address of all of the above persons is Oak Ridge Investments, Inc., 233 N. Michigan Ave., Suite 1807, Chicago, Illinois 60601. Mr. Kaplan's address is 641 W. Lake
Street,   Chicago,  Illinois  60661.     Dr.  Sullivan's  address  is  Purdue
University, Krannert Center, #217, West Lafayette, IN 47907; and Mr. Craig's address is 854 Bluff Street, Glencoe, IL 60022.

      As of November 30, 1995, officers and directors of the Corporation beneficially owned 14,322 shares of common stock of the Fund, which was 4.91% of the Fund's then outstanding shares. Directors and officers of the Corporation who are officers, directors, employees, or shareholders of Oak Ridge do not receive any remuneration from the Corporation or the Fund for serving as directors or officers.

       The following table provides information relating to compensation paid to directors of the Corporation for their services as such for the fiscal year ended November 30, 1995:

Name                   Cash Compensation(1)   Other Compensation  Total
----                   -----------------     ------------------  -----
David M. Klaskin             $ 0                    $ 0          $ 0
Samuel Wegbreit              $ 0                    $ 0          $ 0
Daniel A. Kaplan             $1,000                 $ 0          $1,000
A. Charlene Sullivan         $1,000                 $ 0          $1,000
Martin Z. Craig              $1,000                 $ 0          $1,000
All directors as a
group (5 persons)            $3,000                 $ 0          $3,000
___________________

(1) Each director who is not deemed an "interested person," as defined in the Investment Company Act, receives $250 for each board of directors
meeting  attended by  such person.   The  board held 4  meetings during
fiscal  1995.   Thus,  each director  described  above received  $1,000
during such time period from the Corporation.

                          PRINCIPAL SHAREHOLDERS
                          ----------------------

      As of November 30, 1995, the following persons owned of record or are known by the Corporation to own of record or beneficially more than 5% of the Fund's outstanding shares:

Name and Address               Number of Shares             Percentage
----------------               ----------------             ----------

Milton Vainder
35 Aspen Lane
Glencoe, IL  60022                  19,084                      6.5%

                   INVESTMENT ADVISOR AND UNDERWRITER
                   ----------------------------------

      Oak Ridge Investments, Inc. ("Oak Ridge") is the investment advisor to the Fund. Mr. Klaskin controls Oak Ridge and is the President, Treasurer and a director of Oak Ridge. Mr. Wegbreit is the Chairman, Secretary and a director of Oak Ridge. Mr. Pappas is the Senior Vice President of Oak Ridge. Neither Mr. Klaskin nor Mr. Wegbreit own 51% of Oak Ridge. A brief description of the Fund's investment advisory agreement is set forth in the Prospectus under "MANAGEMENT."

     The Fund's Advisory Agreement is dated January 3, 1994 (the "Advisory Agreement"). The Advisory Agreement has an initial term of two years and thereafter is required to be approved annually by the Board of Directors of the Corporation or by vote of a majority of the Fund's outstanding voting securities (as defined in the Investment Company Act). Each annual renewal must also be approved by the vote of a majority of the Corporation's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person  at a  meeting called for  the purpose of
voting on such approval. The Advisory Agreement was approved by the vote of a majority of the Corporation's directors who are not parties to the Advisory Agreement or interested persons of any such party on December 16, 1993 and by the initial shareholders of the Fund on December 21, 1993. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of the Corporation's outstanding voting securities, or by Oak Ridge, and will terminate automatically in the event of its assignment.

       Under the terms of the Advisory Agreement, Oak Ridge manages the Fund's investments subject to the supervision of the Corporation's Board of Directors. Oak Ridge is responsible for investment decisions and supplies
investment  research and  portfolio management.   At  its expense,  Oak Ridge
provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund.

      As compensation for its services, the Corporation, on behalf of the Fund, pays to Oak Ridge a monthly advisory fee at the annual rate of 1.00% of the average daily net asset value of the Fund. See "Determination of Net Asset Value" in the Prospectus. From time to time, Oak Ridge may voluntarily waive all or a portion of its management fee for the Fund. For the periods ended November 30, 1994 and 1995, the Fund did not pay an advisory fee to Oak Ridge because Oak Ridge waived its entire advisory fee. If Oak Ridge had not agreed to waive the advisory fee, Oak Ridge would have received $15,506 and $33,642 in 1994 and 1995, respectively. The organizational expenses of the Fund were advanced by Oak Ridge and will be reimbursed by the Fund over a period of not more than 60 months. The organizational expenses for the Fund were approximately $44,002.

      The Advisory Agreement requires Oak Ridge to reimburse the Fund in the event that the expenses and charges payable by the Fund in any fiscal year, including the advisory fee but excluding taxes, interest, brokerage commissions, and similar fees, exceed two percent (2%) of the average net asset value of the Fund for such year. Such excess is determined by valuations made as of the Fund's fiscal year. In addition, various states impose expense limitations. The most restrictive percentage limitation currently applicable to the Fund will be 2 1/2% of its average net asset value up to $30,000,000, 2% on the next $70,000,000 of its average net asset value and 1 1/2% of its average net asset value in excess of $100,000,000. Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to the Fund by reduction of Oak Ridge's fee, subject to later adjustment, month by month, for the remainder of the Fund's fiscal year. Oak Ridge may from time to time voluntarily absorb expenses for the Fund in addition to the reimbursement of expenses in excess of the limitations described above.

     Under a Distribution Agreement dated January 3, 1994 (the "Distribution Agreement"), Oak Ridge also acts as underwriter of the Fund's shares. The Distribution Agreement provides that Oak Ridge will use its best efforts to distribute the Fund's shares, which shares are offered for sale by the Fund continuously at net asset value per share plus a maximum initial sales charge of 4.25% of the offering price. Existing shareholders of the Fund as of December 31, 1995 are not subject to this sales charge on additional purchases of Fund shares. In addition, no sales charge is imposed on the reinvestment of dividends or capital gains. Certain other exceptions to the imposition of this sales charge apply, as discussed more fully in the Prospectus under the catpion "HOW TO PURCHASE FUND SHARES -- Purchases at Net Asset Value." These exceptions are made available because minimal or no sales effort is required with respect to the categories of investors so excepted. Pursuant to the terms of the Distribution Agreement, Oak Ridge bears the costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distributor of Fund shares. For the periods ended November 30, 1994 and 1995, Oak Ridge did not receive any compensation for its services as underwriter.

           The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement, except that the Distribution Agreement need not be approved by the Fund's shareholders.

                          DISTRIBUTION PLAN
                          -----------------

Description of Plan

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"), which requires it to pay Oak Ridge, in its capacity as the principal underwriter of Fund shares, a distribution fee of up to 0.25% per annum of the Fund's average daily net assets. Under the terms of the Plan, Oak Ridge is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Fund shares pursuant to a written agreement (the "Rule 12b-1 Related Agreement"). To the extent such fee is not paid to such persons, Oak Ridge may use the fee for its own distribution expenses incurred in connection with the sale of the Fund's shares, although it is Oak Ridge's current intention to pay out all or most of the fee. A form of the 12b-1 Related Agreement referred to above has been approved by a majority of the Board of Directors, and of the Disinterested Directors voting separately. Accordingly, Oak Ridge may enter into 12b-1 Related Agreements with securities dealers, financial institutions or other persons without further Board approval.

         Pursuant to the terms of the Plan, payment of the distribution fee is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, upon Oak Ridge forwarding to the Board of Directors a written report of all amounts expensed pursuant to the Plan; provided, however, that the aggregate payments by the Fund under the Plan in any month to Oak Ridge and all Recipients may not exceed 0.25% of the Fund's average net assets for that quarter; and provided further that no fee may be paid in excess of the distribution expenses as set forth in the quarterly written report. Thus, the Plan does not provide for the payment of distribution fees in subsequent periods that relate to expenses incurred in prior periods.

      The Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, the Plan, and any Rule 12b-1 Related Agreement, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of Disinterested Directors, on not more than sixty (60) days' written notice.

      Since the Plan did not become effective until January 1, 1996, no amounts were paid by the Fund under the Plan for the year ended November 30, 1995.

Anticipated Benefits to the Fund

      Prior to approving the Plan, the Board of Directors was furnished with drafts of the Plan and related materials, including information relating to the advantages and disadvantages of 12b-1 plans currently being used in the mutual fund industry. Legal counsel for the Fund provided additional information, summarized the provisions of the proposed Plan and discussed the legal and regulatory considerations in adopting such Plan.

      The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which made implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits;
(d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Fund, including the imposition of the 4.25% front-end sales load, subject to certain exceptions; (f) the possible benefits of the Plan to any other person relative to those of the Fund; and (g) the effect of the Plan on existing shareholders.

       Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary duties under relevant state law and the Investment Company Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Fund and its shareholders in at least one or several potential ways. Specifically, the Board concluded that Oak Ridge and any Recipients operating under Rule 12b-1 Related Agreements would have little or no incentive to incur promotional expenses on behalf of the Fund if a Rule 12b-1 Plan were not in place to reimburse them, thus making the adoption of such Plan
important to the  continued viability of  the Fund.   In addition, the  Board
determined that the payment of distribution fees to these persons should motivate them to maintain and enhance the level of service provided to Fund
shareholders, which would,  of course, benefit  such shareholders.   Finally,
the adoption of the Plan would likely lead to an increase in net assets under management, given the enhanced marketing efforts on the part of Oak Ridge and Recipients to sell Fund shares. While the Board of Directors recognized that Oak Ridge, in its capacity as the Fund's investment advisor, would benefit from such an increase since its fees are based upon a percentage of net assets of the Fund, the increase in net assets would also benefit both the Fund and its shareholders by reducing the per share operating expenses of the Fund which would result since the Fund's fixed expenses would be spread over a larger asset base.

       While there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results, the Board of Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.

                   PORTFOLIO TRANSACTIONS AND BROKERAGE
                   ------------------------------------

       As investment advisor to the Fund, Oak Ridge is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's portfolio business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage and principal
business.   It is the policy  of Oak Ridge to seek  the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to Oak Ridge
or the Fund.   The best price to  the Fund means  the best net price  without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the
issuers.    Commissions will  be  paid  on  the  Fund's futures  and  options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, Oak Ridge considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale
of  the  Fund's  shares.   As  noted  in  the  Prospectus under  the  caption
"PORTFOLIO TRANSACTIONS," pursuant to guidelines adopted by the Corporation's Board of Directors and in accordance with the Rules of the SEC, Oak Ridge may serve as a broker to the Fund; however, in order for Oak Ridge to effect any
portfolio   transactions  for  the  Fund,  the  commissions,  fees  or  other remuneration received by Oak Ridge must be reasonable and fair compared to fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold in a securities exchange during a comparable period of time.

      The aggregate amount of brokerage commissions paid by the Fund for the periods ended November 30, 1994 and 1995 was $2,409 and $4,635, respectively. Of these total brokerage commissions, Oak Ridge received $1,678 and $2,058 in 1994 and 1995, respectively.

       Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

      Oak Ridge is responsible for selecting brokers in connection with securities transactions. In selecting such brokers, Oak Ridge considers investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if Oak Ridge determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Fund. Oak Ridge believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (a) Oak Ridge determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of Oak Ridge's overall responsibilities; and (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws. The investment advisory fees paid by the Fund under the Advisory Agreement are not reduced as a result of Oak Ridge's receipt of research services. The Fund did not pay brokerage commissions for the periods ended November 30, 1994 and 1995 for transactions for which research services were provided.

      Oak Ridge places portfolio transactions for other advisory accounts managed by Oak Ridge. Research services furnished by firms through which the Fund effects its securities transactions may be used by Oak Ridge in servicing all of its accounts; not all of such services may be used by Oak Ridge in connection with the Fund. Oak Ridge believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, Oak Ridge believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. Oak Ridge seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by Oak Ridge are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

      The Fund's portfolio turnover rate for the periods ended November 30, 1994 and 1995 was 80% and 109%, respectively. The Fund anticipates that its portfolio turnover rate may continue to exceed 50%, although such rate is not expected to exceed 100%. The annual portfolio turnover rate indicates changes in the Fund's portfolio; for instance, a rate of 100% would result if all the securities in the portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period.

The turnover rate may vary from year
to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of the Fund's shares.

                              CUSTODIAN
                              ---------

       As custodian of the Fund's assets, Firstar Trust Company ("Firstar") has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed
by  the officers of the Corporation.   The custodian is in no way responsible
for any of the investment policies or decisions of the Fund.

               TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
               --------------------------------------------

      Firstar also acts as transfer agent and dividend-disbursing agent for the Fund. Firstar is compensated based on an annual fee per open account of $14, plus out-of-pocket expenses such as postage and printing expenses in connection with shareholder communications. Firstar also receives an annual fee per closed account of $14.

                                 TAXES
                                 -----

       As indicated under "INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX STATUS" in the Prospectus, it is the Corporation's intent, on behalf of the Fund, to continue to qualify annually as a "regulated investment company" under the Code. This qualification does not involve government supervision of the Fund's management practices or policies.

       A dividend or capital gains distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be
subject to income taxes.   Net gain on  sale of securities when realized  and
distributed, any or constructively, is taxable as capital gain. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as stated above.

                       DETERMINATION OF NET ASSET VALUE
                       --------------------------------

      As set forth in the Prospectus under the same caption, the net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The Fund does not determine net asset value on days the New York Stock Exchange is closed and at other times described in the Prospectus. The New York Stock Exchange is closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                             SHAREHOLDER MEETINGS
                             --------------------

      Maryland law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act. The Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the Investment Company Act.

      The Corporation's Bylaws also contain procedures for the removal of directors by shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

      Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

      If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

      After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                         PERFORMANCE INFORMATION
                         -----------------------

      As described in the "Performance" section of the Fund's Prospectus, the Fund's historical performance or return may be shown in the form of various performance figures. It may occasionally cite statistics to reflect its volatility or risk. The Fund's performance figures are based upon historical results and are not necessarily representative of future performance. Factors affecting the Fund's performance include general market conditions, operating expenses, the imposition of sales charges and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

Total Return

      The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                          P(1+T)n = ERV

         P     =     a hypothetical initial payment of $1,000.
         T     =     average annual total return.
         n     =     number of years.
         ERV   =     ending  redeemable value  of  a  hypothetical  $1,000
                     payment made at the beginning of the stated periods at the end of the stated periods.

      Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation reflects the deduction of the maximum initial sales charge and assumes that all income and capital gains dividends paid by the Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

      Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

      The Fund's performance figures for the periods ended November 30, 1994 and 1995 may be found in its 1995 Annual Report, which may be obtained free of charge by calling or writing to the Fund.

Volatility

       Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net
asset value  or performance  relative  to a  market index.    One measure  of
volatility is beta.   Beta is the volatility of a fund  relative to the total
market as  represented by the Standard &  Poor's 500 Stock Index.   A beta of
more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of
volatility or  risk is  standard deviation.   Standard
deviation is used  to
measure variability  of net asset  value or  total return around  an average,
over a  specified period  of time.   The premise  is that  greater volatility
connotes greater risk undertaken in achieving performance.

Comparisons

      The Fund may compare its performance to that of United States Treasury Bills, Notes or Bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the United States Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

      From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

      The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar"), which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute or necessarily predictive of future performance.

      Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of or selections from, editorials or articles about the Fund. Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

       The Fund may compare its performance to a wide variety of indices and measures of inflation including the Standard & Poor's Index of 500 Stocks and
the  NASDAQ Over-the-Counter  Composite  Index.   There  are differences  and
similarities between the investments that the Fund may purchase for its portfolio and the investments measured by these indices.

       Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior
to  maturity normally will be  subject to a penalty.   Rates offered by banks
and other depository institutions are subject to change at any time specified by the issuing institution.

       Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

                         INDEPENDENT ACCOUNTANTS
                         -----------------------

     Price Waterhouse LLP have been selected as the independent accountants for the Fund.

                          FINANCIAL STATEMENTS
                          --------------------

      The following Financial Statements of the Fund are contained herein:

      (a)   Schedule of Investments at November 30, 1995.

      (b)   Statement of Assets and Liabilities at November 30, 1995.

      (c) Statement of Operations for the year ended November 30, 1995.

      (d) Statement of Changes in Net Assets for the period January 3, 1994 (commencement of operations) to November 30, 1994 and for the year ended November 30, 1995.

      (e)   Financial  Highlights   for  the  period  January  3,  1994
            (commencement of operations) to November 30, 1994 and for the year ended November 30, 1995.

      (f)   Notes to Financial Statements.

      (g)   Report of Independent Accountants.

                          O.R.I. GROWTH FUND

                       SCHEDULE OF INVESTMENTS
                          November 30, 1995
Number of                                           Number of
Shares                                   Value       Shares                                         Value
---------                               -------     ---------                                       ------
          COMMON STOCK 90.53%                                  Defense Electronics 1.81%
                                                       5,000   Tracor, Inc.*                       $ 75,625
          Automotive & Related                                                                    -------
          Products 0.41%                                       Drugs & Medical 2.82%
    580   Borg-Warner Automotive, Inc.  $ 17,183       2,500   Watson Pharmaceutical, Inc.*         117,812
                                         -------                                                          -------
          Banking 10.11%                                       Entertainment 1.43%
  1,500   BayBanks, Inc.                 124,500       5,000   Boyd Gaming Corp.*                    60,000
  5,000   Bay Ridge Bancorp, Inc.*       109,375                                                          -------
 10,000   Greater New York Savings Bank  117,500
  3,500   Kankakee Bancorp, Inc.          71,312               Environmental Services/
                                         422,687               Pollution Control 11.63%
                                         -------      20,000   Alanco Environmental Resource Corp.*  46,250
                                                      10,500   CET Environmental Services, Inc.*     86,625
          Communications 3.88%                         9,000   ERD Waste Corp.*                      75,375
  5,000   WorldCom, Inc.*                162,500       5,000   U.S. Filter Corp.*                   110,000
                                         -------       8,000   U.S.A. Waste Services, Inc.*         168,000
                                                                                                    -------
          Computers - Networking 6.03%                                                              486,250
  3,000   Sun Microsystems, Inc.*        252,375                                                    -------
                                         -------               Health Care Equipment &
          Computers - Retailing 1.12%                          Supplies 4.66%
  1,000   Micro Warehouse, Inc.*          47,000       4,000   Coherent, Inc.*                      168,000
                                         -------       1,700   Maxxim Medical, Inc.*                 26,988
                                                                                                    -------
          Computers - Software 9.64%                                                                194,988
  2,600   BMC Software, Inc.*            109,850                                                    -------
  5,000   MDL Information Systems, Inc.* 116,250
  3,000   Sterling Software, Inc.*       177,000               Hospitals & Health Care 11.05%
                                         -------       2,300   Columbia/HCA Healthcare Corp.        118,738
                                         403,100       3,420   Healthsouth Rehabilitation*          103,455
                                         -------       1,740   Horizon/CMS Healthcare Corp.*         37,627
          Consumer Products--                          5,000   Multicare Cos., Inc.*                104,375
          Miscellaneous 3.26%                          5,000   OrNda HealthCorp.*                    98,125
  3,125   Mattel, Inc.                    87,500                                                    -------
  8,000   Rentrack Corp.*                 49,000                                                    462,320
                                         -------                                                    -------
                                         136,000               Household Products 2.19%
                                                       2,000   First Brands Corp.                    91,500
                                                                                                     ------

                      See Notes to the Financial Statements.

                              O.R.I. GROWTH FUND

                           SCHEDULE OF INVESTMENTS
                              November 30, 1995

Number of                                             Principal
Shares                                      Value       Amount                                         Value
---------                                  -------    ---------                                       -------
           Miscellaneous 3.21%                                    SHORT-TERM INVESTMENTS 5.48%
   3,300   Service Corp. International   $  134,063    $229,121   United Missouri Bank Money
                                         ----------               Market Fiduciary                  $  229,121
           Office Equipment 1.29%                                                                                  ----------
   5,400   Cantel Industries, Inc.*          54,000               Total Short-Term Investments
                                          ----------              (cost $229,121)                      229,121
           Oil & Gas 2.38%                                                                                         ----------
   4,500   Occidental Petroleum Corp.        99,562               Total Investments 96.01%
                                          ----------              (cost $3,085,971)                  4,015,461
           Restaurants 2.01%
   4,000   Apple South, Inc.                 84,000               Cash and Other Assets
                                         ----------               less Liabilities 3.99%               166,785
           Retail 2.39%                                                                                            ----------
   6,000   Zale Corp.*                        99,750               NET ASSETS 100.00%                4,182,246
                                          ----------                                                       ==========
           Savings & Loans 5.52%                                    * Non-income producing security
   7,000   Home Financial Corp.              105,000
   4,000   Sunrise Bancorp, Inc.             126,000
                                          ----------
           Semiconductor--
           Related Products 3.69%
   4,500   GaSonics International Corp.*      79,875
   6,000   LTX Corp.*                         74,250
                                          ----------
                                             154,125
                                          ----------
           Total Common Stock
           (cost $2,856,850)               3,786,340
                                          ----------


                       See Notes to the Financial Statements.

                                O.R.I. GROWTH FUND

                        STATEMENT OF ASSETS AND LIABILITIES
                                 November 30, 1995

ASSETS:
Investments at market value (cost $3,085,971) . . . . . . . .     $4,015,461
Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         92,800
Receivable for investments sold . . . . . . . . . . . . . . .        224,275
Receivable from Adviser . . . . . . . . . . . . . . . . . . .         47,192
Organizational expenses, net of accumulated amortization  . .         27,026
Prepaid expenses  . . . . . . . . . . . . . . . . . . . . . .          1,250
Interest and dividends receivable . . . . . . . . . . . . . .          2,111
                                                                    ----------
 Total Assets  . . . . . . . . . . . . . . . . . . . . . . . .      4,410,115
                                                                   ----------
LIABILITIES:
Payable for securities purchased  . . . . . . . . . . . . . .        192,058
Accrued other expenses  . . . . . . . . . . . . . . . . . . .         32,350
Accrued investment advisory fee . . . . . . . . . . . . . . .          3,461
                                                                    ----------
 Total Liabilities . . . . . . . . . . . . . . . . . . . . . .        227,869
                                                                    ----------
  NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . .     $4,182,246
                                                                    ==========
NET ASSETS CONSIST OF:
Capital stock . . . . . . . . . . . . . . . . . . . . . . . .     $    2,921
Paid-in-capital in excess of par  . . . . . . . . . . . . . .      3,071,779
Undistributed net realized gain on investments  . . . . . . .        178,056
Net unrealized appreciation on investments  . . . . . . . . .        929,490
                                                                    ----------
  Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . .     $4,182,246
                                                                    ==========
CAPITAL STOCK, $.01 par value
Authorized  . . . . . . . . . . . . . . . . . . . . . . . . . .    100,000,000
Issued and outstanding  . . . . . . . . . . . . . . . . . . . .       292,144

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE         $14.32
                                                                       ======

                 See Notes to the Financial Statements.

                           O.R.I. GROWTH FUND

                         STATEMENT OF OPERATIONS
                   For the Year Ended November 30, 1995

INVESTMENT INCOME:
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . .     $    9,214
Dividend  . . . . . . . . . . . . . . . . . . . . . . . . . .         15,012
                                                                    ----------
                                                                      24,226
                                                                    ----------
EXPENSES:
Fund administration and accounting fees . . . . . . . . . . .         60,259
Investment advisory fees  . . . . . . . . . . . . . . . . . .         33,642
Professional fees . . . . . . . . . . . . . . . . . . . . . .         51,843
Shareholder servicing fees and expenses . . . . . . . . . . .         23,908
Reports to shareholders . . . . . . . . . . . . . . . . . . .         15,903
Federal and state registration fees . . . . . . . . . . . . .         13,952
Amortization of organizational expenses . . . . . . . . . . .          8,828
Directors' fees . . . . . . . . . . . . . . . . . . . . . . .          3,000
Custody fees  . . . . . . . . . . . . . . . . . . . . . . . .          3,094
Insurance . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,982
                                                                    ----------
Total expenses before waiver and reimbursement  . . . . . . .        217,911
Less:  Waiver and reimbursement of expenses by Adviser  . . .       (151,027)
                                                                    ----------
Net expenses  . . . . . . . . . . . . . . . . . . . . . . . .         66,884
                                                                    ----------
NET INVESTMENT INCOME (LOSS)  . . . . . . . . . . . . . . . .        (42,658)
                                                                    ----------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investment transactions  . . . . . . . .        204,643
Change in unrealized appreciation/depreciation on investments        939,317
                                                                    ----------
Net gain on investments . . . . . . . . . . . . . . . . . . .       1,143,960
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . .      $1,101,302
                                                                    ==========
                    See Notes to the Financial Statements.

                             O.R.I. GROWTH FUND

                      STATEMENT OF CHANGES IN NET ASSETS

                                             Year          January 3, 1994(1)
                                             Ended                 to
                                       November 30, 1995    November 30, 1994
                                       -----------------    -----------------

OPERATIONS:
Net investment income (loss)  . . .       $  (42,658)          $  (17,052)
Net realized gain on investments  . . . .     204,643              19,535
Change in unrealized appreciation/
 depreciation on investments . . . . . .      939,317              (9,827)
                                             ----------           ----------
Net increase (decrease) in net
 assets resulting from operations . . .      1,101,302             (7,344)
                                             ----------           ----------
DIVIDENDS PAID FROM:
Net realized gains    . . . . . . . .         (7,454)                  --
                                             ----------           ----------
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . .. . . . . . . . . .      1,049,419            2,948,350
Shares issued to holders in
 reinvestment of dividends . . . . . . .        6,813                   --
Shares redeemed . . . . . . . . . . . . . .   (676,380)            (332,460)
                                              ----------           ----------
Net increase  . . . . . . . . . . . . .        379,852             2,615,890
                                              ----------           ----------
TOTAL INCREASE IN NET ASSETS  . . . . . .     1,473,700            2,608,546

NET ASSETS:
Beginning of period . .  . . . . . . . .      2,708,546              100,000
                                              ----------           ----------
End of period . . . . .  . . . . . . . .     $4,182,246           $2,708,546
                                              ==========           ==========

(1) Commencement of operations.

                      See Notes to the Financial Statements.

                              O.R.I. GROWTH FUND

                             FINANCIAL HIGHLIGHTS

                                             Year          January 3, 1994(1)
                                             Ended                  to
                                        November 30, 1995    November 30, 1994
                                        -----------------    -----------------

Net asset value, beginning of period  .       $10.48               $10.00

Income from investment operations:
Net investment (loss) income  . . . .          (0.13)               (0.07)
Net realized and unrealized gains on
investments  . . . . . . . . . . . . .          4.00                 0.55
                                                -----                -----
Total from investment operations  . .           3.87                 0.48
                                                -----                -----
Less distributions:
Dividends from capital gains  . . . .          (0.03)                  --
                                                -----                -----
Net asset value, end of period  . . . .         $14.32               $10.48
                                                =====                =====
Total return (2) .  . . . . . . . . . .          37.0%                 4.8%

Supplemental data and ratios:
Net assets, end of period . . .  . . . . .     $4,182,246           $2,708,546
Ratio of expenses to average net assets (3)(4)    2.0%                 2.0%
Ratio of net investment (loss) income
 to average net assets(3)(4). . . . . .  .       (1.3)%               (1.1)%
Portfolio turnover rate . . . . . . . .           109%                  80%

(1)  Commencement of operations.
(2)  Not annualized for the period ended November 30, 1994.
(3)  Net of reimbursements  and waivers.   Absent reimbursements and  waivers
of expenses by Adviser, the ratios of expenses to average net assets would have been 6.5% and 9.0%, respectively and net investment income (loss) to average net assets would have been (5.8)% and (8.1)%, respectively.
(4)  Annualized for the period ended November 30, 1994.

                     See Notes to the Financial Statements.

                            O.R.I. GROWTH FUND

                      NOTES TO THE FINANCIAL STATEMENTS

1.    ORGANIZATION

The O.R.I. Growth Fund, Inc. (the "Fund") was incorporated on October 15, 1993 as a Maryland Corporation and is registered as an open-end diversified management investment company under the Investment Company Act of 1940. Oak Ridge Investments, Inc. (the "Adviser") is the Fund's investment adviser. The Fund commenced operations on January 3, 1994.

Costs incurred in connection with the organization, initial registration and public offering of shares aggregated $44,002. These costs are being amortized over a period of not more than five years from the Fund's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholders or any transferee will be reduced by a pro rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sale price on a national securities exchange or Nasdaq on which securities are primarily traded; provided, however, securities traded on an exchange or Nasdaq for which there were no transactions on a given day, and securities not listed on an exchange
or Nasdaq, are valued  at the most  recent bid price.   Debt  securities
(other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the  appropriate  price  whenever  a furnished  price  is  significantly
different from  the previous  day's furnished  price.   Debt  securities
having  remaining  maturities of  60  days or  less  when  purchased are
valued by the  amortized cost method.   Any  securities or other  assets
for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to comply in future years.

c) Distribution   to  Shareholders  -   The  Fund  pays  dividends  of  net
investment  income  annually.   Distributions  of  net realized  capital
gains, if any,  will be declared  at least  annually.  Distributions  to
shareholders  are  recorded on  the  ex-dividend date.    The  amount of
dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax
regulations,   which  may  differ  from  generally  accepted  accounting
principles.  To the extent these book and tax  differences are permanent in nature, such amounts  are reclassified to paid-in  capital in  excess
of  par value.    Accordingly, at  November 30,  1995, reclassifications
were recorded to increase undistributed net investment income by $42,658, decrease undistributed net realized gain on investments by $26,587, and decrease paid-in capital in excess of par by $16,071.

d) Short-Term Investments - The Fund maintains uninvested cash in a bank overnight investment vehicle at its custodian. This may present credit risk to the extent the custodian fails to perform in accordance with
the  custody  agreement.   The  credit worthiness  of  the  custodian is
monitored and this investment is determined to present minimal credit risk by the Fund's Adviser.

e)    Other -  Investment transactions  are accounted  for on  the trade  date
plus  one.    The  Fund  determines  the  gain  or  loss  realized  from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. The Fund's basis in investments is the same for income tax and financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.    CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                              Year          January 3, 1994
                                              Ended                to
                                       November 30, 1995   November 30, 1994
                                       -----------------   -----------------

Shares sold                                  90,685              279,905

Shares issued to holders in
 reinvestment of dividends                     662                   --

Shares redeemed                             (57,549)             (31,559)
                                             -------              -------
    Net increase                              33,798              248,346
                                             =======              =======

4.    INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an agreement with the Adviser, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 1.00% on average daily net assets.

The Adviser voluntarily agrees to reimburse its management fee and other expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.00% of the net assets of the Fund, computed on a daily basis. This voluntary reimbursement may be modified or discontinued at any time.

5.    INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments for the Fund for the year ended November 30, 1995 were $3,686,524 and $3,404,171, respectively. There were no purchases or sales of long-term U.S. government securities.

At November 30, 1995, gross unrealized appreciation and depreciation of investments were as follows:
           Appreciation  . . . . . . . . . . . . . . . . .   $986,561
           Depreciation  . . . . . . . . . . . . . . . . .    (57,071)
                                                             --------
           Net appreciation on investments . . . . . . . .   $929,490
                                                                 ========

                              O.R.I. GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of O.R.I. Growth Fund

       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of O.R.I. Growth Fund (the "Fund") at November 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period January 3, 1994 (commencement of operations) through November 30, 1994, in conformity with
generally  accepted accounting  principles.   These financial  statements and
financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
December 15, 1995

                                 APPENDIX
                                 --------

                            SHORT-TERM RATINGS

                Standard & Poor's Commercial Paper Ratings

       A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The categories are as follows:

A issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues within this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1  designation   indicates  that  the  degree  of  safety
regarding timely payment is  either overwhelming or very  strong.
Those   issues  determined   to   possess   overwhelming   safety
characteristics are designated A-1+.

A-2 designation indicates that the capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3  designation  indicates  a  satisfactory  capacity  for
timely  payment.    Issues  with  this  designation however,  are
somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B issues  are regarded as  having only  an adequate capacity  for
timely payment.   They are,  however, somewhat  more vulnerable to  the
adverse effects of changes in circumstances than obligations carrying the higher designations.

C issues have a doubtful capacity for payment.

D issues are in payment default. The D rating category is used when interest payments or principal payments are not made on the due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

                    Standard & Poor's Note Ratings

      A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making such an assessment: (i) the amortization schedule (the larger the final maturity relative to the other maturities, the more likely the issue will be rated as a note), and (ii) the source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

SP-1 notes have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2 notes have satisfactory capacity to pay principal and interest.

SP-3 notes have speculative capacity to pay principal and interest.

                       Moody's Commercial Paper Ratings

     Moody's rates commercial paper as either Prime, which contains three categories, or Not Prime. The commercial paper ratings are as follows:

P-1 issuers (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations, normally evidenced by the following characteristics: (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 issuers (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations, normally evidenced by many of the characteristics of a P-1 rating, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

P-3  issuers  (or   related  supporting  institutions)  have   an
acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

           Not Prime issuers (or related supporting institutions) do not fall within any of the Prime rating categories.

                            Moody's Note Ratings

MIG-1 notes  are the best quality.   There is present strong protection
by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2 notes are high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3 notes are favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG-4 notes  are  adequate quality.   Protection  commonly regarded  as
required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S.G. notes are speculative quality. Debt instruments in this category lack margins of protection.

        Fitch Investors Service, Inc. Commercial Paper and Note Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and
investment notes.   Although the  credit analysis  is similar to  Fitch's
bond rating analysis, the short-term rating places greater emphasis on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch's short-term ratings are as follows:

Fitch-1+     (Exceptionally   Strong   Credit   Quality)   Issues
assigned this rating are regarded as having the strongest degree of assurance for timely payment.

Fitch-2      (Very  Strong Credit  Quality) Issues  assigned this
rating reflect an assurance of timely payment only slightly less in degree than issues rated Fitch-1+.

Fitch-2      (Good  Credit Quality)  Issues carrying  this rating
have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the two higher categories.

Fitch-3      (Fair  Credit Quality)  Issues carrying  this rating
have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change is likely to cause these securities to be rated below investment grade.

Fitch-S      (Weak  Credit Quality)  Issues carrying  this rating
have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near term adverse changes in financial and economic conditions.

D           (Default) Issues carrying this  rating are in actual
or imminent payment default.


               Duff & Phelps, Inc. Short-Term Ratings

     Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds, including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

A.  Category 1:       High Grade
    ----------        ----------

    Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    Duff 1            Very  high   certainty   of   timely   payment.
                      Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

B.  Category 2:       Good Grade
     ----------       ----------

    Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

C.  Category 3:       Satisfactory Grade
    ----------        ------------------

    Duff 3 Satisfactory liquidity and other protection factors quality issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D.  Category 4:       Non-investment Grade
    ----------        --------------------

    Duff 4            Speculative     investment     characteristics.
                      Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

E.  Category 5:       Default
    ----------        -------

    Duff 5            Issuer   failed  to  meet  scheduled  principal
                      and/or interest payments.

                             BOND RATINGS

                   Standard & Poor's Bond Ratings

     A Standard & Poor's corporate rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

        The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

       The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may
be  changed,  suspended,  or  withdrawn  as  a  result  of  changes  in,   or
unavailability of, such information, or for other circumstances.

      The  ratings  are   based,  in  varying   degrees,  on  the   following
considerations:

1. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.  Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Bonds have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Bonds have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Bonds have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Bonds are regarded as having  an adequate capacity to pay  interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C Bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. A C rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating. It may also be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                            Moody's Bond Ratings

      Aaa Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A  Bonds possess  many favorable  investment attributes  and are  to be
considered as  upper-medium grade  obligations.   Factors giving security  to
principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa Bonds are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such Bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba  Bonds are judged to have  speculative elements; their future cannot
be  considered  as  well-assured.   Often  the  protection  of  interest  and
principal payments  may be very  moderate, and  thereby not well  safeguarded
during both  good and  bad times over  the future.   Uncertainty of  position
characterizes Bonds in this class.

       B Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                 Fitch Investors Service, Inc. Bond Ratings

     The Fitch Bond Rating provides a guide to investors in determining the investment risk associated with a particular security. The rating represents its assessment of the issuer's ability to meet the obligations of a specific debt issue. Fitch bond ratings are not recommendations to buy, sell or hold securities since they incorporate no information on market price or yield relative to other debt instruments.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the record of the issuer and of any guarantor, as well as the political and economic environment that might affect the future financial strength and credit quality of the issuer.

      Bonds which have the same rating are of similar but not necessarily identical investment quality since the limited number of rating categories cannot fully reflect small differences in the degree of risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

     In assessing credit risk, Fitch Investors Service relies on current information furnished by the issuer and/or guarantor and other sources which
it considers  reliable.   Fitch does not  perform an  audit of the  financial
statements used in assigning a rating.

      Ratings may be changed, withdrawn or suspended at any time to reflect changes in the financial condition of the issuer, the status of the issue relative to other debt of the issuer, or any other circumstances that Fitch considers to have a material effect on the credit of the obligor.

AAA rated bonds are considered to be investment grade and of the highest credit quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA rated bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

A  rated bonds  are considered to  be investment  grade and of  high
credit quality.   The obligor's ability to pay interest and repay
principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB  rated  bonds  are  considered  to  be  investment  grade  and  of
satisfactory  credit  quality.    The  obligor's  ability to  pay
interest  and  repay  principal  is  considered  to be  adequate.
Adverse  changes  in   economic  conditions  and   circumstances,
however, are more likely to weaken this ability than bonds with higher ratings.

BB rated bonds are considered speculative and of low investment grade. The obligor's ability to pay interest and repay principal is not strong and is considered likely to be affected over time by adverse economic changes.

B  rated  bonds are  considered highly speculative.   Bonds  in this
class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC rated bonds may have certain identifiable characteristics which, if not remedied, could lead to the possibility of default in either principal or interest payments.

CC  rated bonds  are  minimally protected.    Default in  payment  of
interest and/or principal seems probable.

C rated bonds are in actual or imminent default in payment of interest or principal.

                    Duff & Phelps, Inc. Long-Term Ratings

      These  ratings represent a  summary opinion  of the  issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

      Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

      The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary).

Rating
Scale                                           Definition
-----------------------------------------------------------------------------
AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
-----------------------------------------------------------------------------
AA+        High credit quality.  Protection factors are strong.  Risk is
AA         modest, but may vary slightly from time to time because of
AA-        economic conditions.
-----------------------------------------------------------------------------
A+         Protection  factors  are  average  but  adequate.   However,  risk
           factors
A          are more variable and greater in periods of economic stress.
A-
-----------------------------------------------------------------------------
BBB+       Below average  protection factors but  still considered sufficient for
BBB        prudent investment.  Considerable variability in risk during
BBB-       economic cycles.
-----------------------------------------------------------------------------
BB+        Below investment grade but deemed likely to meet obligations when
BB         due.    Present   or  prospective  financial   protection  factors
           fluctuate
BB- according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.
-----------------------------------------------------------------------------
B+         Below investment grade and  possessing risk that obligations  will not
B          be met  when due.    Financial protection  factors will  fluctuate
           widely
B- according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
-----------------------------------------------------------------------------
CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
-----------------------------------------------------------------------------
DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP         Preferred stock with dividend arrearages.
-----------------------------------------------------------------------------

                                  PART C

                             OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
 ---------------------------------

(a)  Financial Statements (All included in Parts A and B)

Schedule of Investments at November 30, 1995

Statement  of Assets  and Liabilities  at November  30, 1995

Statement of Operations for the year ended November 30, 1995

Statement  of  Changes in  Net  Assets  for the  period
January  3,  1994   (commencement  of  operations)   to
November  30, 1994 and for the  year ended November 30,
1995

Financial  Highlights  for the  period January  3, 1994
(commencement of operations) to November 30, 1994 and for the year ended November 30, 1995

Notes to Financial Statements

Report of Independent Accountants

(b)  Exhibits

(1)    Registrant's Articles of Incorporation*

(2)    Registrant's By-Laws, as amended***

(3)    None

(4)    None

(5)    Investment Advisory Agreement**

(6.1)  Distribution Agreement**

(6.2)  Form of Dealer Agreement

(7)    None

(8)    Custodian Agreement with Firstar Trust Company


(9.1)  Transfer Agency Agreement with Firstar Trust Company


(9.2)  Administration Agreement with Firstar Trust Company


(9.3)  Accounting Agreement with Firstar Trust Company

(10)   Opinion and Consent of Godfrey & Kahn, S.C.**

(11)   Consent of Price Waterhouse LLP

(12)   None

(13)   Subscription Agreements**

(14)   (a)  Prototype  Defined  Contribution  Retirement  Plan
            with Standardized Adoption Agreements**
       (b)  Individual Retirement Custodial Account**

(15)   Rule 12b-1 Distribution Plan****


(16)   Schedule for Computations of Performance Quotations

(17)   N/A

* Incorporated by reference to Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 20, 1993.

** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 17, 1993.

*** Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 28, 1994.

**** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 31, 1995.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities
          -------------------------------

                                      Number of Record Holders
Title of Securities                   as of November 30, 1995
-------------------                   -------------------------

Common Stock, $.01 par value                     311

Item 27.  Indemnification
          ---------------

         Pursuant to the authority of  the Maryland General Corporation Law,
Article VI of Registrant's By-Laws provides as follows:

                           ARTICLE VI INDEMNIFICATION

The  Corporation  shall   indemnify  (a)  its  Directors   and
officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and
(b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

Item 28.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

          None.

Item 29.  Principal Underwriters
          ----------------------

          (a)  None

          (b) Incorporated by reference to the information contained under "MANAGEMENT" in the Prospectus and under "DIRECTORS AND
                OFFICERS OF THE CORPORATION" and "INVESTMENT ADVISOR AND UNDERWRITER" in the Statement of Additional Information, all pursuant to Rule 411 under the Securities Act of 1993.

           (c)  None

Item 30.  Location of Accounts and Records
          --------------------------------

         All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Oak Ridge Investments, Inc., Registrant's investment advisor, at Registrant's corporate offices, except records held and maintained by Firstar Trust

Company, Mutual Fund Services,  Third Floor,
615 East Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as custodian, transfer agent, and administrator.

Item 31.  Management Services
          -------------------

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings
          ------------

        Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its 1995 Annual Report to Shareholders, upon request and without charge.

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 20th day of December, 1995.

                                    O.R.I. FUNDS, INC. (Registrant)

                                    By: /s/ Samuel Wegbreit
                                    -----------------------------------
                                    Samuel Wegbreit
                                    Chairman of the Board

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

           Name                         Title                     Date
           ----                         -----                     ----


 /s/ Samuel Wegbreit            Chairman of the Board, a    December 20, 1995
 ----------------------------   Director and Treasurer
 Samuel Wegbreit                (principal financial and
                                 accounting officer)


 /s/ David M. Klaskin           Director and President      December 20, 1995
 ----------------------------   (principal executive
 David M. Klaskin               officer)


 /s/ Daniel A. Kaplan           Director                    December 20, 1995
 ----------------------------
 Daniel A. Kaplan


 /s/ Dr. A. Charlene Sullivan   Director                    December 20, 1995
 ----------------------------
 Dr. A. Charlene Sullivan


 /s/ Martin Z. Craig            Director                    December 20, 1995
 ----------------------------
 Martin Z. Craig

                             EXHIBIT INDEX

Exhibit No.    Exhibit
-----------    -------

    (1)        Registrant's    Articles    of    Incorporation
               (previously   filed  as   Exhibit   1  to   the
               Registration Statement on Form N-1A,  File Nos.
               811-8088 and 33-70590)

    (2) Registrant's By-Laws, as amended (previously filed as Exhibit 2 to the Registrant's Post-Effective Amendment No. 1 to Registration Statement on Form N-1A, File Nos. 811-8088 and 33-70590)

    (3)        None

    (4)        None

    (5) Investment Advisory Agreement (previously filed as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A, File Nos. 811-8088 and 33-70590)

    (6.1)      Distribution  Agreement  (previously  filed  as
               Exhibit 6 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A, File Nos. 811-8088 and 33-70590)

   (6.2)      Form of Dealer Agreement

   (7)        None

   (8)        Custodian Agreement with Firstar Trust Company


   (9.1)      Transfer  Agency Agreement  with Firstar  Trust
              Company


   (9.2)      Administration  Agreement  with  Firstar  Trust
              Company


   (9.3)      Accounting Agreement with Firstar Trust Company

   (10) Opinion and Consent of Godfrey & Kahn, S.C., counsel for Registrant (previously filed as
              Exhibit 10 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A, File Nos. 811-8088 and 33-70590)

   (11)       Consent of Price Waterhouse LLP

   (12)       None

   (13)       Subscription  Agreements  (previously filed  as
              Exhibit 13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A, File Nos. 811-8088 and 33-70590)

   (14)       (a)  Prototype     Defined    Contribution
                   Retirement  Plan  with   Standardized
                   Adoption Agreements (previously filed
                   as Exhibit 14(a) to Registrant's Pre-
                   Effective Amendment  No. 1  to Regis-
                   tration Statement on  Form N-1A, File
                   Nos. 811-8088 and 33-70590)

              (b)  Individual    Retirement    Custodial
                   Account (previously  filed as Exhibit
                   14(b)  to  Registrant's Pre-Effective
                   Amendment   No.  1   to  Registration
                   Statement  on  Form N-1A,  File  Nos.
                   811-8088 and 33-70590)

        (15) Rule 12b-1 Distribution Plan (previously filed as Exhibit 15 to Registrant's Post-Effective Amendment No. 3 to Registration Statement on Form N-1A, File Nos. 811-8088 and 33-70590)

        (16)       Schedule   for   Computation   of   Performance
                   Quotation

        (17)       N/A



                                                    Exhibit 6.2

                       Form of Dealer Agreement

                       Oak Ridge Investments, Inc.
                    233 N. Michigan Ave., Suite 1807
                            Chicago, IL 60601

                                           January __, 1996


[Dealer Name and
Address]



Dear Sir or Madam:

        Oak Ridge Investments, Inc. ("Oak Ridge"), as the Distributor of the shares of O.R.I. Growth Fund and any other series offered from time to time by O.R.I. Funds, Inc. to which the terms of this Agreement may be extended as provided herein (collectively, the "Funds"), understands that you are a member in good standing of the National Association of Securities Dealers, Inc. (the "NASD") (your signature below constitutes a representation of such membership in good standing) and, on the basis of such understanding, invites you to become a Selected Dealer to distribute any or all shares of these Funds on the following terms:

           1. You and ourselves agree to abide by the Rules of Fair Practice of the NASD and all other federal and state rules and regulations that are now or may become applicable to transactions hereunder. Your expulsion or suspension from the NASD will automatically terminate this Agreement without notice. Oak Ridge may terminate this Agreement at any time upon notice either in its entirety or with respect to any one or more of the Funds.

            2. Orders for shares received from you and accepted by us will be at the public offering price applicable to each order, as established by the then effective prospectus of each Fund. All orders are subject to acceptance by us, and we reserve the right in our sole discretion to reject any order. We also reserve the right to establish minimum orders for individual purchasers as well as for Selected Dealers.

            3. You will be compensated for your services herein with respect to sales made to investors who are not excepted from having to pay a front-end sales charge on the basis of a dealer concession from the public offering price, as established in the then current prospectus of each Fund. You will not, however, be compensated for your services herein with respect to sales made to investors who, according to the then current prospectus of the relevant Fund, may purchase shares of the Fund at net asset value (without the imposition of a front-end sales charge). The front-end sales charge and related dealer concession or sales commission, as the case may be, applicable to sales of the shares of a Fund may be increased or decreased in our discretion in the manner described in Section 10 below.

            4. You agree that your transactions in shares of the Funds will be limited to the purchase of shares from us for resale to your customers at the public offering price then in effect or for your own bona fide investment and to repurchases which are made in accordance with the procedures set forth in the then current prospectus of the relevant Fund.

            5. Except for sales pursuant to plans established by the Funds providing for the periodic investment of new monies, orders will be not be accepted for less than the minimum number of shares or dollar amounts set forth in the then current prospectus of the relevant Fund.

             6. You agree that you will not withhold placing customers' orders so as to profit yourself as a result of such withholding.

             7. You agree to sell shares only to your customers at the applicable public offering price or to the Funds or us as Distributor of the Funds at net asset value, in each case determined as set forth in the current prospectus of the relevant Fund. You further agree only to sell shares of the Funds in those states in which the Funds' shares may legally be offered for sale.

             8.    Settlement shall  be made within three  business days after
our acceptance of  the order.   If  payment is not  so received  or made,  we
reserve the right forthwith to cancel the sale, or at our option, to resell the shares at the then prevailing net asset value in which latter case you agree to be responsible for any loss resulting to any Fund or to us from your failure to make payments as aforesaid.

             9. If any shares sold to you under the terms of this Agreement are redeemed by a Fund or repurchased for the account of a Fund or are tendered to a Fund for redemption or repurchase within seven business days after the date of our confirmation to you of your original purchase order therefor, you agree to pay forthwith to us the full amount of any dealer concession allowed or commission paid to you on the original sale, and we agree to pay the amount of any such dealer concession to the Fund when received by us. We also agree to pay to the Fund the amount of our share, if any, of any front-end sales charge on the original sale of such shares.

             10. All sales will be subject to receipt of shares by us from the Fund. We reserve the right in our discretion without notice to you to suspend sales or withdraw any offering of shares entirely or with respect to one or more Funds, or to change the public offering prices or sales charges and dealer concessions, as provided in the prospectuses. We further reserve the right upon written notice to you to amend this Agreement to include one or more additional Funds, to exclude from this Agreement one or more Funds then covered by this Agreement, to increase or decrease the amount of any commissions to be paid to you by us on the sale of shares of any of the Funds, or otherwise amend or cancel this Agreement. You agree that any order to purchase shares of a Fund placed by you after your receipt of a revised or supplemented prospectus relating to such Fund and reflecting any such amendment, or your receipt of written notice of any such amendment, as the
case  may  be, shall  constitute  your agreement  to  such  amendment.   This
Agreement shall be governed by and construed in accordance with the laws of the State of Illinois.

            11. No person is authorized to make any representation concerning any Fund or its shares except those contained in its effective prospectus and any such information as may be officially designated as information supplemental to the prospectus. In purchasing shares from us you shall rely solely on the representations contained in the relevant Fund's effective prospectus and supplemental information mentioned above.

             12. We will supply to you additional copies of the then effective prospectus and statement of additional information for each Fund in reasonable quantities upon request.

             13. In no transaction shall you have any authority whatsoever to act as agent of a Fund or of us or of any other Selected Dealer and nothing in this Agreement shall constitute either of us the agent of the other or shall constitute you or the Fund the agent of the other. Except as otherwise indicated herein, all transactions in these shares between you and us are as principal, each for his own account. This Agreement shall not be assignable by you.

             14. Any notice to you shall be duly given if mailed or telegraphed to you at your address as registered from time to time with the NASD. Any notice to Oak Ridge shall be sent to 233 N. Michigan Ave., Suite 1807, Chicago, Illinois 60601, Attention: Samuel Wegbreit, President.

            15. All expenses incurred in connection with your activities under this Agreement shall be borne by you.

            16. This Agreement shall become effective on the date accepted by you, as reflected on the signature page hereof. This Agreement constitutes the entire agreement between Oak Ridge and you and supercedes all prior oral or written agreements between the parties hereto.

Sincerely,

OAK RIDGE INVESTMENTS, INC.

Samuel Wegbreit, President

The  undersigned  has caused  this  Agreement  to  be  executed by  its  duly
authorized officer  as of this          day of                   , 19    , to
evidence its acceptance of your invitation to become a selected dealer and agrees to abide by the foregoing terms and conditions.


(Selected Dealer)



By:
(Authorized Signature)

                                                             Exhibit 8

                          CUSTODIAN AGREEMENT


      THIS AGREEMENT made on December 1, 1995, between O.R.I. Funds, Inc., a Maryland corporation (the "Company"), on behalf of O.R.I. Growth Fund (hereinafter called the ("Fund"), and FIRSTAR TRUST COMPANY, a corporation organized under the laws of the State of Wisconsin (hereinafter called "Custodian"),

                          W I T N E S S E T H :

     WHEREAS, the Company desires that the securities and cash of the Fund shall be hereafter held and administered by Custodian pursuant to the terms of this Agreement;

     WHEREAS, the Company desires to name a custodial trustee without discretionary trust powers and/or a custodian for individual retirement accounts, simplified employee pension plans, 403(b)(7) custodial accounts and defined contribution retirement plans (whether or not "qualified" under the Internal Revenue Code of 1986 and whether or not subject to the Employee Retirement Income Security Act of 1974 ("ERISA")) which the Company sponsors, or may hereafter sponsor, for participants to invest solely in shares of the Fund or any other series of the Company hereinafter established.

     NOW, THEREFORE, in consideration of the mutual agreements herein made, the Company and Custodian agree as follows:

1.    Definitions

The word "securities" as used herein includes stocks, shares, bonds, debentures, notes, mortgages or other obligations, and any certificates, receipts, warrants or other instruments representing rights to receive, purchase or subscribe for the same, or evidencing or representing any other rights or interests therein, or in any property or assets.

The words "officers' certificate" shall mean a request or direction or certification in writing signed in the name of the Fund by any two of the President, a Vice President, the Secretary and the Treasurer of the Fund, or any other persons duly authorized to sign by the Board of Directors.

The word "Board" shall mean Board of  Directors of O.R.I. Funds, Inc.

2.    Names, Titles, and Signatures of the Fund's Officers

An officer of the Fund will certify to Custodian the names and signatures of those persons authorized to sign the officers' certificates described in Section 1 hereof, and the names of the members of the Board of Directors, together with any changes which may occur from time to time.

3.    Receipt and Disbursement of Money

A.   Custodian shall  open and maintain a separate account  or accounts in the name of the Fund, subject only to draft or order by Custodian acting pursuant to the terms of this Agreement. Custodian shall hold in such account or accounts, subject to the provisions hereof, all cash received by it from or for the account of the Fund. Custodian shall make payments of cash to, or for the account of, the Fund from such cash only:

(a) for the purchase of securities for the portfolio of the Fund upon the delivery of such securities to Custodian, registered in the name of the Fund or of the nominee of Custodian referred to in Section 7 or in proper form for transfer;

(b) for the purchase or redemption of shares of the common stock of the Fund upon delivery thereof to Custodian, or upon proper instructions from the O.R.I. Growth Fund;

(c) for the payment of interest, dividends, taxes, investment adviser's fees or operating expenses (including, without limitation thereto, fees for legal, accounting, auditing and custodian services and expenses for printing and postage);

(d) for payments in connection with the conversion, exchange or surrender of securities owned or subscribed to by the Fund held by or to be delivered to Custodian; or

(e) for other proper corporate purposes certified by resolution of the Board of Directors of the Fund.

      Before making any such payment, Custodian shall receive (and may rely upon) an officers' certificate requesting such payment and stating that it is for a purpose permitted under the terms of items (a), (b), (c), or (d) of this Subsection A, and also, in respect of item (e), upon receipt of an officers' certificate specifying the amount of such payment, setting forth the purpose for which such payment is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom such payment is to be made, provided, however, that an officers' certificate need not precede the disbursement of cash for the purpose of purchasing a money market instrument, or any other security with same or next-day settlement, if the President, a Vice President, the Secretary or the Treasurer of the Company issues appropriate oral or facsimile instructions to Custodian and an appropriate officers' certificate is received by Custodian within two business days thereafter.

B. Custodian is hereby authorized to endorse and collect all checks, drafts or other orders for the payment of money received by Custodian for the account of the Fund.

C. Custodian shall, upon receipt of proper instructions, make federal funds available to the Fund as of specified times agreed upon from time to time by the Fund and the custodian in the amount of checks received in payment for shares of the Fund which are deposited into the Fund's account.

4.    Segregated Accounts

Upon receipt of proper instructions, the Custodian shall establish and maintain a segregated account(s) for and on behalf of the Fund, into which account(s) may be transferred cash and/or securities of the Fund.

5.    Transfer, Exchange, Redelivery, etc. of Securities

Custodian shall have sole power to release or deliver any securities of
the  Fund  held by  it  pursuant  to this  Agreement.    Custodian agrees  to
transfer, exchange or deliver securities held by it hereunder only:

(a) for sales of such securities for the account of the Fund upon receipt by Custodian of payment therefore;

(b) when such securities are called, redeemed or retired or otherwise become payable;

(c) for examination by any broker selling any such securities in accordance with "street delivery" custom;

(d)   in exchange for, or  upon conversion into, other securities alone or other securities and  cash whether pursuant to any
plan    of     merger,    consolidation,    reorganization,
recapitalization or readjustment, or otherwise;

(e) upon conversion of such securities pursuant to their terms into other securities;

(f) upon exercise of subscription, purchase or other similar rights represented by such securities;

(g) for the purpose of exchanging interim receipts or temporary securities for definitive securities;

(h) for the purpose of redeeming in kind shares of common stock of the Fund upon delivery thereof to Custodian; or

(i)   for other proper corporate purposes.

    As to any deliveries made by Custodian pursuant to items (a), (b), (d),
(e), (f), and (g), securities or cash receivable in exchange therefore shall be deliverable to Custodian.

    Before making any such transfer, exchange or delivery, Custodian shall receive (and may rely upon) an officers' certificate requesting such transfer, exchange or delivery, and stating that it is for a purpose permitted under the terms of items (a), (b), (c), (d), (e), (f), (g), or (h) of this Section 5 and also, in respect of item (i), upon receipt of an officers' certificate specifying the securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such securities shall be made, provided, however, that an officers' certificate need not precede any such transfer, exchange or delivery of a money market instrument, or any other security with same or next-day settlement, if the President, a Vice President, the Secretary or the Treasurer of the Company issues appropriate oral or facsimile instructions to Custodian and an appropriate officers' certificate is received by Custodian within two business days thereafter.

6.    Custodian's Acts Without Instructions

Unless and until Custodian receives an officers' certificate to the contrary, Custodian shall: (a) present for payment all coupons and other income items held by it for the account of the Fund, which call for payment upon presentation and hold the cash received by it upon such payment for the account of the Fund; (b) collect interest and cash dividends received, with notice to the Fund, for the account of the Fund; (c) hold for the account of the Fund hereunder all stock dividends, rights and similar securities issued with respect to any securities held by it hereunder; and (d) execute, as agent on behalf of the Fund, all necessary ownership certificates required by the Internal Revenue Code or the Income Tax Regulations of the United States Treasury Department or under the laws of any state now or hereafter in effect, inserting the Fund's name on such certificates as the owner of the securities covered thereby, to the extent it may lawfully do so.

7.    Registration of Securities

Except  as otherwise  directed by  an officers'  certificate, Custodian shall register all securities, except such as are in bearer form, in the name of a registered nominee of Custodian as defined in the Internal Revenue Code and any Regulations of the Treasury Department issued hereunder or in any provision of any subsequent federal tax law exempting such transaction from liability for stock transfer taxes, and shall execute and deliver all such certificates in connection therewith as may be required by such laws or regulations or under the laws of any state. All securities held by the Custodian hereunder shall be at all times held in an account of the Custodian containing only assets of the Fund, which assets are the property of the Fund.

The Fund shall from time to time furnish to Custodian appropriate instruments to enable Custodian to hold or deliver in proper form for transfer, or to register in the name of its registered nominee, any securities which it may hold for the account of the Fund and which may from time to time be registered in the name of the Fund.

8.    Voting and Other Action

Neither Custodian nor any nominee of Custodian shall vote any of the securities held hereunder by or for the account of the Fund, except in accordance with the instructions contained in an officers' certificate. Custodian shall deliver, or cause to be executed and delivered, to the Corporation all notices, proxies and proxy soliciting materials with relation to such securities, such proxies to be executed by the registered holder of such securities (if registered otherwise than in the name of the Fund), but without indicating the manner in which such proxies are to be voted.

9.    Transfer Tax and Other Disbursements

The Company, on behalf of the Fund, shall pay or reimburse Custodian from time to time for any transfer taxes payable upon transfers of securities made hereunder, and for all other necessary and proper disbursements and expenses made or incurred by Custodian in the performance of this Agreement.

Custodian  shall execute  and deliver  such certificates  in connection with securities delivered to it or by it under this Agreement as may be required under the provisions of the Internal Revenue Code and any Regulations of the Treasury Department issued thereunder, or under the laws of any state, to exempt from taxation any exemptable transfers and/or deliveries of any such securities.

10.   Concerning Custodian

Custodian  shall be paid as  compensation for its  services pursuant to this Agreement  such compensation as may from time to  time be agreed upon in
writing  between  the  two   parties.    Until  modified  in   writing,  such
compensation shall be as set forth in Exhibit A attached hereto.

Custodian shall not be liable for any action taken in good faith as Custodian hereunder upon any certificate herein described or certified copy of any resolution of the Board, and may rely on the genuineness of any such document which it may in good faith reasonably believe to have been validly executed.

The Company, on behalf of the Fund, agrees to indemnify and hold harmless Custodian and its nominee from all taxes, charges, expenses, assessments, claims and liabilities (including reasonable counsel fees) incurred or assessed against it or by its nominee in connection with the performance of this Agreement, except such as may arise from its or its nominee's refusal or failure to comply with the terms of this Agreement or from its or its nominee's own  bad faith, negligence, willful misconduct,  or
recklessness, and except to the extent prohibited by ERISA. Custodian is authorized to charge any account of the Fund for such items.

In order that the indemnification provisions contained in  this section shall apply, it is understood that if in any case the Fund may be asked to indemnify or hold Custodian harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that Custodian will use all reasonable care to identify and notify the Fund promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification against the Fund. The Fund shall have the option to defend Custodian against any claim which may be the subject of this indemnification. In the event that the Fund so elects, it will so notify Custodian and thereupon the Fund shall take over complete defense of the claim, and Custodian shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section. Custodian shall in no case confess any claim or make any compromise in any case in which the Fund will be asked to indemnify Custodian except with the Fund's written consent.

Custodian shall indemnify and hold the Fund harmless from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys' fees) which may be asserted against the Fund by any person arising out of any action taken or omitted to be taken by Custodian as a result of Custodian's refusal or failure to comply with the terms of this Agreement, its bad faith, negligence, or willful misconduct, its reckless disregard of its obligations and duties under this Agreement, or its failure to meet the standard of care as set forth above.

11.   Subcustodians

Custodian is hereby authorized to engage another bank or trust company as a Subcustodian for all or any part of the Fund's assets, so long as any such bank or trust company is itself qualified under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the "Investment Company Act"), to act as a custodian and provided further that, if the Custodian utilizes the services of a Subcustodian, the Custodian shall remain fully liable and responsible for any losses caused to the Fund by the Subcustodian as fully as if the Custodian was directly responsible for any such losses under the terms of the Custodian Agreement.

Notwithstanding anything contained herein, if the Company, on behalf of the Fund, requires the Custodian to engage specific Subcustodians for the safekeeping and/or clearing of assets, the Company agrees to indemnify and hold harmless Custodian from all claims, expenses and liabilities incurred or assessed against it in connection with the use of such Subcustodian in regard to the Fund's assets, except as may arise from its own bad faith, negligence, willful misconduct, or recklessness.

12.   Reports by Custodian

Custodian shall furnish the Fund periodically as agreed upon with a statement summarizing all transactions and entries for the account of Fund. Custodian shall furnish to the Fund, at the end of every month, a list of the portfolio securities showing the aggregate cost of each issue. The books and records of Custodian pertaining to its actions under this Agreement shall be open to inspection and audit at reasonable times by officers of, and of auditors employed by, the Company.

13.   Termination or Assignment

This Agreement may be terminated by the Company, on behalf of the Fund, or by Custodian, on ninety (90) days notice, given in writing and sent by registered mail to Custodian at P.O. Box 2054, Milwaukee, Wisconsin 53201, or to the Fund at Suite 1807, 233 North Michigan Avenue, Chicago, Illinois 60601, Attention Samuel

Wegbreit, as the case may be. Upon any termination of this Agreement, pending appointment of a successor to Custodian or a vote of the shareholders of the Fund to dissolve or to function without a Custodian of its cash, securities and other property, Custodian shall not deliver cash, securities or other property of the Fund to the Fund, but may deliver them to a bank or trust company of its own selection that meets the requirements of the Investment Company Act to act as a Custodian for the Fund to be held under terms similar to those of this Agreement, provided, however, that Custodian shall not be required to make any such delivery or payment until full payment shall have been made by the Fund of all liabilities constituting a charge on or against the properties then held by Custodian or on or against Custodian, and until full payment shall have been made to Custodian of all its fees, compensation costs and expenses, subject to the provisions of Section 10 of this Agreement.

This Agreement may not be assigned by Custodian without the consent of the Company, authorized or approved by a resolution of its Board of Directors.

14.   Deposits of Securities in Securities Depositories

No provision of this Agreement shall be deemed to prevent the use by Custodian of a central securities clearing agency or securities depository, provided, however, that Custodian and the central securities clearing agency or securities depository meet all applicable federal and state laws and regulations, and the Board of Directors of the Company approves by resolution the use of such central securities clearing agency or securities depository.

15.   Records

The Custodian shall keep records relating to its services to be performed hereunder, in the form and manner, and for such period, as it may deem advisable and is agreeable to the Fund but not inconsistent with the rules and regulations of appropriate government authorities, in particular
Section 31  of the  Investment Company  Act, and the  rules thereunder.   The
Custodian agrees that all such records prepared or maintained by the Custodian relating to the services to be performed by the Custodian hereunder are the property of the Fund and will be preserved, maintained, and made available in accordance with such section and rules of the Investment Company Act and will be promptly surrendered to the Fund on and in accordance with its request.

16.   Miscellaneous

The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held invalid by a court or regulatory agency decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be governed by Wisconsin law, provided, however, that nothing herein shall be construed in a manner inconsistent with the Investment Company Act or any rule or regulation promulgated by the SEC thereunder. This Agreement constitutes the entire Agreement of the parties hereto.

  IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above-written by their respective officers thereunto duly authorized.

   Executed in several counterparts, each of which is an original.

     Attest:                                   FIRSTAR TRUST COMPANY

  /s/ Gail M. Zen                                 By /s/ James C. Tyler
  Assistant Secreatry                             Vice President

     Attest:                                   O.R.I. Funds, Inc.

 /s/ Mark C. Pappas                              By /s/ Samuel Wegbreit

                              FIRSTAR TRUST COMPANY
                               MUTUAL FUND SERVICES

                       MUTUAL FUND CUSTODIAL AGENT SERVICE
                            ANNUAL FEE SCHEDULE FOR
                               DOMESTIC PORTFOLIOS

                                    EXHIBIT A
                        OAK RIDGE INVESTMENTS GROWTH FUND


   Fund groups with an aggregate market value of less than $100 million

   Annual fee based on market value of assets:

     $0.20 per $1,000 (2.0 basis points)

   Minimum annual fee per fund:  $3,000

   Investment transactions (purchase, sale, exchange, tender, redemption, maturity, receipt, delivery)

      $12.00 per book entry security (depository or Federal Reserve system)

      $25.00 per definitive security (physical)

      $75.00 per Euroclear

      $8.00 per principal reduction on pass-through certificates

      $35.00 per option/futures contract

      $7.50 per variation margin transaction

      $7.50 per Fed wire deposit or withdrawal

   Variable Amount Notes: Used as a short-term investment, variable amount notes offer safety and prevailing high interest rates. Our charge, which is 1/4% of 1%, is deducted from the variable amount note income at the time it is credited to your account.

   Extraordinary expenses:  Based on time and complexity involved.

   Fees are billed quarterly, based on market value at the beginning of the quarter.

                                                                Exhibit 9.1

                          TRANSFER AGENT AGREEMENT


      THIS AGREEMENT is made and entered into on this 1st day of December, 1995, by and between O.R.I. Funds, Inc. (the "Company"), on behalf of O.R.I. Growth Fund (hereinafter referred to as the "Fund"), and Firstar Trust Company, a corporation organized under the laws of the State of Wisconsin (hereinafter referred to as the "Agent").

                              W I T N E S S E T H:

      WHEREAS, the Company is an open-ended management investment company which is registered under the Investment Company Act of 1940; and

      WHEREAS, the  Agent is a trust  company and, among other  things, is in
the  business  of  administering   transfer  and  dividend  disbursing  agent
functions for the benefit of its customers;

      NOW, THEREFORE, the   Company, on behalf of the Fund,  and the Agent do
mutually promise and agree as follows:

1.    Terms of Appointment; Duties of the Agent

     Subject to the terms and conditions set forth in this Agreement, the Company hereby employs and appoints the Agent to act as transfer agent and dividend disbursing agent for the Fund.

     The Agent shall perform all of the customary services of a transfer agent and dividend disbursing agent, and as relevant, agent in connection with accumulation, open account or similar plans (including without limitation any periodic investment plan or periodic withdrawal program), including but not limited to:

A. Receive orders for the purchase of shares, with prompt delivery, where appropriate, of payment and supporting documentation to the Fund's custodian;

B. Process purchase orders and issue the appropriate number of certificated or uncertificated shares with such uncertificated shares being held in the appropriate shareholder account;

C.    Process  redemption requests  received in  good order  and, where
relevant,  deliver  appropriate   documentation  to  the   Fund's
custodian;

D. Pay monies (upon receipt from the Fund's custodian, where relevant) in accordance with the instructions of redeeming shareholders;

E. Process transfers of shares in accordance with the shareowner's instructions;

F.    Process exchanges between funds within the same family of funds;

G. Issue and/or cancel certificates as instructed; replace lost, stolen or destroyed certificates upon receipt of satisfactory indemnification or surety bond;

H. Prepare and transmit payments for dividends and distributions declared by the Fund;

I. Make changes to shareholder records, including, but not limited to, address changes in plans (i.e., systematic withdrawal, automatic investment, dividend reinvestment, etc.);

J. Record the issuance of shares of the Fund and maintain, pursuant to Section Rule 17ad-10(e), a record of the total number of shares of the Fund which are authorized, issued and outstanding;

K. Prepare shareholder meeting lists and, if applicable, mail, receive and tabulate proxies;

L.    Mail   shareholder   reports   and   prospectuses    to   current
shareholders;

M.    Prepare and  file U.S. Treasury  Department forms 1099  and other
appropriate   information  returns   required  with   respect  to
dividends and distributions for all shareholders;

N. Provide shareholder account information upon request and prepare and mail confirmations and statements of account to shareholders for all purchases, redemptions and other confirmable transactions as agreed upon with the Fund; and

O.    Provide a  Blue Sky System which will  enable the Fund to monitor
the total number of shares sold in each state.   In addition, the
Fund or its agent, including the Agent, shall identify to the Agent in writing those transactions and assets to be treated as exempt from the Blue Sky reporting to the Fund for each state.
The responsibility of the Agent for the Fund's Blue Sky state registration status is solely limited under this Agreement to the initial compliance by the Fund and the reporting of such transactions to the Fund or its agent.

2.    Compensation

The Company,  on  behalf of  the  Fund, agrees  to  pay the  Agent  for performance of the duties listed in this Agreement; the fees and out-of-pocket expenses include, but are not limited to the following: printing, postage, forms, stationery, record retention (if requested by the Fund), mailing, insertion, programming (if requested by the Fund), labels, shareholder lists and proxy expenses.

These fees and reimbursable expenses may be changed from time to time subject to mutual written agreement between the Company and the Agent.

The Company agrees to pay all fees and reimbursable expenses within ten
(10) business days following the mailing of the billing notice.

3.    Representations of Agent

The Agent represents and warrants to the Company that:

A. It is a trust company duly organized, existing and in good standing under the laws of Wisconsin;

B. It is a registered transfer agent under the Securities Exchange Act of 1934, as amended.

C. It is duly qualified to carry on its business in the state of Wisconsin;

D. It is empowered under applicable laws and by its charter and bylaws to enter into and perform this Agreement;

E. All requisite corporate proceedings have been taken to authorize it to enter and perform this Agreement;

F. It has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement; and

G. It will comply with all applicable requirements of the Securities and Exchange Acts of 1933 and 1934, as amended, the Investment
Company Act of 1940, as amended, and any laws, rules, and regulations of governmental authorities having jurisdiction.

4.    Representations of the Company

The Company represents and warrants to the Agent that:

A. The Company is an open-ended diversified investment company under the Investment Company Act of 1940;

B. The Company is a corporation organized, existing, and in good standing under the laws of Maryland;

C. The Company is empowered under applicable laws and by its Corporate Charter and bylaws to enter into and perform this Agreement on behalf of the Fund;

D. All necessary proceedings required by the Corporate Charter have been taken to authorize it to enter into and perform this Agreement;

E. The Company will comply with all applicable requirements of the Securities and Exchange Acts of 1933 and 1934, as amended, the Investment Company Act of 1940, as amended, and any laws, rules and regulations of governmental authorities having jurisdiction;
and

F. A registration statement under the Securities Act of 1933 is currently effective and will remain effective, and appropriate state securities law filings have been made and will continue to be made, with respect to all shares of the Fund being offered for sale.

5.    Covenants of Company and Agent

The Company shall furnish the Agent  a certified copy of the resolution of the Board of Directors of the Company authorizing the appointment of the Agent and the execution of this Agreement. The Company shall provide to the Agent a copy of the Corporate Charter, bylaws of the Corporation, and all amendments.

The Agent shall keep records relating to the services to be performed hereunder, in the form and manner, and for such period, as it may deem advisable and is agreeable to the Fund but not inconsistent with the rules and regulations of appropriate government authorities, in particular Section 31 of the Investment Company Act of 1940, as amended, and the rules thereunder. The Agent agrees that all such records prepared or maintained by the Agent relating to the services to be performed by the Agent hereunder are the property of the Fund and will be preserved, maintained and made available in accordance with such section and rules of the Investment Company Act and will be promptly surrendered to the Fund on and in accordance with its request.

6.    Indemnification; Remedies Upon Breach

The Agent shall exercise reasonable care in the performance of its duties under this Agreement. The Agent shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Fund in connection with matters to which this Agreement relates, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond the Agent's control, except a loss resulting from the Agent's refusal or failure to comply with the terms of this Agreement or from bad faith, negligence, or willful misconduct on its part in the performance of its duties or reckless disregard by it of its obligations and duties under this Agreement. Notwithstanding any other provision of this Agreement, the Fund shall indemnify and hold harmless the Agent from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys' fees) which the Agent may sustain or incur or which may be asserted against the Agent by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to the Agent by any duly authorized officer of the Fund, such duly authorized officer to be included in a list of authorized officers furnished to the Agent and as amended from time to time in writing by resolution of the Board of Directors of the Fund.

Further,  the Fund will indemnify  and hold the  Agent harmless against any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit as a result of the negligence of the Fund or the principal underwriter (unless contributed to by the Agent's breach of this Agreement or other Agreements between the Fund and the Agent, or the Agent's own negligence or bad faith); or as a result of the Agent acting upon telephone instructions relating to the exchange or redemption of shares received by the Agent and reasonably believed by the Agent under a standard of care customarily used in the industry to have originated from the record owner of the subject shares; or as a result of acting in reliance upon any genuine instrument or stock certificate signed, countersigned or executed by any person or persons authorized to sign, countersign or execute the same.

In the event of a mechanical breakdown or failure of communication or power supplies beyond its control, the Agent shall take all reasonable steps to minimize service interruptions for any period that such interruption continues beyond the Agent's control. the Agent will make every reasonable effort to restore any lost or damaged data and correct any errors resulting from such a breakdown at the expense of the Agent. The Agent agrees that it shall, at all times, have reasonable contingency plans with appropriate parties, making reasonable provisions for emergency use of electrical data processing equipment to the extent appropriate equipment is available. Representatives of the Fund shall be entitled to inspect the Agent's premises and operating capabilities at any time during regular business hours of the Agent, upon reasonable notice to the Agent.

Regardless of the above, the Agent reserves the right to reprocess and correct administrative errors at its own expense.

In order that the indemnification provisions  contained in this section shall apply, it is understood that if in any case the Fund may be asked to indemnify or hold the Agent harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the Agent will use all reasonable care to identify and notify the Fund promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification against the Fund. The Fund shall have the option to defend the Agent against any claim which may be the subject of this indemnification. In the event that the Fund so elects, it will so notify the Agent and thereupon the Fund shall take over complete defense of the claim, and the Agent shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section. The Agent shall in no case confess any claim or make any compromise in any case in which the Fund will be asked to indemnify the Agent except with the Fund's written consent.

The Agent shall indemnify and hold the Fund harmless from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys' fees) which may be asserted against the Fund by any person arising out of any action taken or omitted to be taken by the Agent as a result of the Agent's refusal or failure to comply with the terms of this Agreement, its bad faith, negligence, or willful misconduct, its reckless disregard of its obligations and duties under this Agreement, or failure to meet the standard of care as set forth above.

7.    Proprietary and Confidential Information

The Agent agrees on behalf of itself and its directors, officers, and employees to treat confidentially and as proprietary information of the Fund all records and other information relative to the Fund and prior, present, or potential shareholders of the Fund (and clients of said shareholders), and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where the Agent may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Fund.

8.    Miscellaneous

The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held invalid by a court or regulatory agency decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be governed by Wisconsin law, provided, however, that nothing herein shall be construed in a manner inconsistent with the Investment Company Act or any rule or regulation promulgated by the SEC thereunder. This Agreement constitutes the entire Agreement of the parties hereto.

9.    Amendment, Assignment, Termination and Notice

A. This Agreement may be amended by the mutual written consent of the parties.

B. This Agreement may be terminated upon ninety (90) day's written notice given by one party to the other.

C. This Agreement and any right or obligation hereunder may not be assigned by either party without the signed, written consent of the other party.

D. Any notice required to be given by the parties to each other under the terms of this Agreement shall be in writing, addressed and  delivered, or mailed to  the principal place  of business of
the other party.   If to the Agent, such notice should be sent to
Michael R.  McVoy.  If the  Company and/or the Fund,  such notice shall  be sent  to  O.R.I. Funds,  Inc.,  Suite 1807,  233  North
Michigan   Avenue,  Chicago,  Illinois  60601,  Attention  Samuel
Wegbreit.

E. In the event that the Company, on behalf of the Fund, gives to the Agent its written intention to terminate and appoint a successor transfer agent, the Agent agrees to cooperate in the transfer of its duties and responsibilities to the successor, including any and all relevant books, records and other data established or maintained by the Agent under this Agreement.

F.    Should  the   Company  exercise  its  right   to  terminate,  all
reasonable out-of-pocket expenses associated with the movement of records and material will be paid by the Company, on behalf of the Fund.

    IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by a duly authorized officer on one or more counterparts as of the day and year first written above.

O.R.I. Funds, Inc.                                    Firstar Trust Company

By: /s/ Samuel Wegbreit                               By: /s/James C. Tyler

Attest /s/ Mark C. Pappas                             Attest:  /s/ Gail M. Zen
                                                      Assistant Secretary

                         FIRSTAR TRUST COMPANY
                          MUTUAL FUND SERVICES

                     SHAREHOLDER ACCOUNTING SERVICES
                              NO-LOAD FUNDS
                                EXHIBIT A
                    OAK RIDGE INVESTMENTS GROWTH FUND


            Annual Fee Schedule

                  $14.00 per shareholder account
                  $7.50 per Fed wire transfer (billed to investor) $5.00 per telephone exchange (billed to investor) Annual minimum fee first year $18,000
                  Annual minimum fee second year $20,000
                  Annual minimum fee after second year $24,000

                  Plus out-of-pocket expenses, including but not limited to:

                         Telephone - toll-free lines
                         Postage
                         Programming if requested by the Fund
                         Stationary/envelopes
                         Mailing
                         Proxies
                         Retention of records if requested by the Fund Microfilm/fiche of records if requested by the Fund Special reports if requested by the Fund
                         All other out-of-pocket expenses authorized by the Fund

                  Fees are billed monthly

                         FIRSTAR TRUST COMPANY
                          MUTUAL FUND SERVICES

                  MUTUAL FUND CUSTODIAL QUALIFIED PLAN
                          ANNUAL FEE SCHEDULE
                          (billed to Investors)
                                 EXHIBIT A
                     OAK RIDGE INVESTMENTS GROWTH FUND


                                           Defined
                                         Contribution    403(b)(7)    401(k)
                                IRA         Plan            Plan       Plan
                              Accounts    Accounts        Accounts   Accounts

Annual maintenance fee
per account                    $12.50       $12.50         $12.50      $12.50

Transfer to successor trustee   15.00        15.00          15.00       15.00

Distribution to a participant
(exclusive of systematic
withdrawal plans)               15.00        15.00           15.00      15.00

Refund of excess
contribution                    15.00        15.00           15.00      15.00

Any outgoing wire                7.50         7.50            7.50       7.50

Telephone exchange               5.00         5.00            5.00       5.00

                                                             Exhibit 9.2

                      FUND ADMINISTRATION SERVICING AGREEMENT

     This Agreement is made and entered into on this 1st day of December, 1995, by and between O.R.I Funds, Inc. (the "Company"), on behalf of O.R.I. Growth Fund (hereinafter referred to as the "Fund"), and Firstar Trust Company, a corporation organized under the laws of the State of Wisconsin (hereinafter referred to as "FTC").

     WHEREAS, The Company is an open-ended management investment company which is registered under the Investment Company Act of 1940;

     WHEREAS, FTC is a trust company and, among other things, is in the business of providing fund administration services for the benefit of its customers;

     NOW, THEREFORE, the Company and FTC do mutually promise and agree as follows:

I.   Appointment of Administrator

The Company hereby appoints FTC as Administrator of the Company on the terms and conditions set forth in this Agreement, and FTC hereby accepts such appointment and agrees to perform the services and duties set forth in this Agreement in consideration of the compensation provided for herein.

II.  Duties and Responsibilities of FTC

As Administrator, and subject to the supervision and control of the Company's Board of Directors, FTC will provide facilities, equipment, and personnel to carry out the following administrative services for operation of the business and affairs of the Company:

A.   General Fund Management

1.   Act as liaison among all Fund service providers

2.   Coordinate board communication by:

     a.   Assisting Fund counsel in establishing meeting agendas
     b.   Preparing   board   reports   based  on   financial   and
          administrative data
     c.   Preparing  minutes   of   meetings  of   the  Board   and
          shareholders
     d.   Evaluating independent auditor
     e. Securing and monitoring fidelity bond and director and officers liability coverage, and making the necessary SEC filings relating thereto

3.   Maintain  the  Fund's   governing  documents,  including   the
Articles of Incorporation, the By-laws, and the minute book

4.   Audits

     a. Prepare appropriate schedules and assist independent accountants
     b.   Provide information to SEC and facilitate audit process
     c.   Provide office facilities

5. Advise the Fund and its Board on matters concerning the Fund and its affairs

6.   Assist in overall operations of the Fund

B.   Compliance

1.   Regulatory Compliance

     a.   Monitor compliance  with Investment Company  Act of  1940
          requirements

          1)   Asset diversification tests
          2)   Performance data calculations
          3)   Maintenance of books and records under Rule 31a-3
          4)   Code of ethics

     b. Monitor Fund's compliance with the policies and investment limitations of the Fund as set forth in the Prospectus, Statement of Additional Information, By-laws, and Articles of Corporation

2.   Blue Sky Compliance

     a. Prepare and file with the appropriate state securities authorities any and all required compliance filings relating to the registration of the securities of the Fund so as to enable the Fund to make a continuous offering of its shares
     b.   Monitor status and maintain registration in each state

3.   SEC Registration and Reporting

     a. Assisting Fund's counsel in updating prospectus, and statement of additional information, and in preparing proxy statements and Rule 24F-2 notices
     b.   Prepare annual and semiannual reports
     c. Coordinate the layout and printing of publically disseminated prospectuses and reports

4.   IRS Compliance

     a. Monitor Fund's status as a regulated investment company under Subchapter M through review of the following:

          1)   Asset diversification requirements
          2)   Qualifying income requirements
          3)   Distribution requirements

     b.   Monitor short short testing
     c. Calculate required distributions (including excise tax distributions)

C.   Financial Reporting

1.   Provide  financial  data  required  by   fund  prospectus  and
statement of additional information

2. Prepare financial reports for shareholders, the board, the SEC, and independent auditors

3. Supervise the Fund's custodian and independent accountants in the maintenance of the Fund's general ledger and in the preparation of the Fund's financial statements, including
oversight  of   expense   accruals  and   payments,   of   the
determination of net asset value of the Fund's net assets and of the Fund's shares, and of the declaration and payment of dividends and other distributions to shareholders

D.   Tax Reporting

1. Prepare and file on a timely basis appropriate federal and state tax returns including forms 1120/8610 with any necessary schedules

2.   Prepare state income breakdowns where relevant

3. File 1099 Miscellaneous for payments to directors and other service providers

4.   Monitor wash losses

5.   Calculate eligible dividend income for corporate shareholders

III. Compensation

      The Company, on behalf of the Fund, agrees to pay FTC for performance of the duties listed in this Agreement and the fees and out-of-pocket expenses as set forth in the attached Schedule A.

      These fees may be changed from time to time, subject to mutual written Agreement between the Company and FTC.

      The  Company agrees to pay all fees and reimbursable expenses within ten
(10) business days following the mailing of the billing notice.

IV.  Performance of Service; Limitation of Liability

     FTC  shall exercise  reasonable care  in the  performance of  its duties
under  this  Agreement.   FTC  shall  not be  liable  for  any error  of
judgement or mistake of law or for any loss suffered by the Fund in connection with matters to which this Agreement relates, including
losses  resulting   from  mechanical   breakdowns  or  the   failure  of
communication or power supplies beyond FTC's control, except a loss resulting from FTC's refusal or failure to comply with the terms of this Agreement or from bad faith, negligence, or willful misconduct on its part in the performance of its duties or reckless disregard by it of its obligations and duties under this Agreement. Notwithstanding any other provision of this Agreement, the Fund shall indemnify and hold harmless
FTC from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys' fees) which FTC may sustain or incur or which may be asserted against FTC by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to FTC by any duly authorized officer of the Fund, such duly authorized officer to be included in a list of authorized officers furnished to FTC and as amended from time to time in writing by resolution of the Board of Directors of the Fund.

      In the event of a mechanical breakdown or failure of communication or power supplies beyond its control, FTC shall take all reasonable steps to minimize service interruptions for any period that such  interruption
continues beyond FTC's control.   FTC will make every  reasonable effort
to restore any lost or damaged data and correct any errors resulting from such a breakdown at the expense of FTC. FTC agrees that it shall, at all times, have reasonable contingency plans with appropriate parties, making reasonable provisions for emergency use of electrical data processing equipment to the extent appropriate equipment is available. Representatives of the Fund shall be entitled to inspect
FTC's premises and operating capabilities at any time during regular business hours of FTC, upon reasonable notice to FTC.

      Regardless of the above, FTC reserves the right to reprocess and correct administrative errors at its own expense.

      In order that the indemnification provisions contained in this section shall apply, it is understood that if in any case the Fund may be asked to indemnify or hold FTC harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that FTC will use all reasonable care to identify and notify the Fund promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification against the Fund. The Fund shall have the option to defend FTC against any claim which may be the subject of this
indemnification.   In  the event  that the  Fund so  elects, it  will so
notify FTC and thereupon the Fund shall take over complete defense of the claim, and FTC shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section. FTC shall in no case confess any claim or make any compromise in any case in which the Fund will be asked to indemnify FTC except with the Fund's written consent.

     FTC shall indemnify and hold the Fund harmless from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys' fees) which may be asserted against the Fund by any person arising out of any action taken or omitted to be taken by FTC as a result of FTC's refusal or failure to comply with the terms of this Agreement, its bad faith, negligence, or willful misconduct, its reckless disregard of its obligations and duties under this Agreement, or failure to meet the standard of care as set forth above.

V.   Proprietary and Confidential Information

     FTC agrees on behalf of itself and its directors, officers, and employees to treat confidentially and as proprietary information of the Fund all records and other information relative to the Fund and prior, present, or potential shareholders of the Fund (and clients of said shareholders), and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Fund, which approval may not be unreasonably withheld and may not be withheld where FTC may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Fund.

VI.  Data Necessary to Perform Service

     The Fund or its agent, which may be FTC, shall furnish to FTC the data necessary to perform the services described herein at times and in such form as mutually agreed upon.

VII. Terms of Agreement

     This Agreement shall become effective as of the date hereof and, unless sooner terminated as provided herein, shall continue automatically in effect for successive annual periods. The Agreement may be terminated by either party upon giving ninety (90) days prior written notice to the other party or such shorter period as is mutually agreed upon by the parties.

     The terms of this Agreement shall not be waived, altered, modified, amended, or supplemented in any manner whatsoever except by a written instrument signed by FTC and the Company, on behalf of the Fund.

VIII.     Duties in the Event of Termination

     In the event that, in connection with termination, a successor to any of FTC's duties or responsibilities hereunder is designated by the Fund by written notice to FTC, FTC will promptly, upon such termination and at the expense of the Fund, transfer to such successor all relevant books, records, correspondence, and other data established or maintained by FTC under this Agreement in a form reasonably acceptable to the Fund (if such form differs from the form in which FTC has maintained, the Fund shall pay any expenses associated with transferring the data to such form requested by the Fund), and will cooperate in the transfer of such duties and responsibilities, including provision for assistance from FTC's personnel in the establishment of books, records, and other data by such successor.

IX.  Notices

     Notices of any kind to be given by either party to the other party shall be in writing and shall be duly given if mailed or delivered as follows:
Notice to FTC shall  be sent to  Attention Joe Neuberger, Firstar  Trust
Company,  615 East  Michigan Street,  Milwaukee, Wisconsin   53202,  and
notice to the Company and/or the Fund shall be sent to Attention Samuel Wegbreit, O.R.I. Funds, Inc., Suite 1807, 233 North Michigan Avenue, Chicago, Illinois 60601.

X.   Records

     FTC shall keep records relating to the service to be performed hereunder, in the form and manner, and for such period, as it may deem advisable and is agreeable to the Fund but not inconsistent with the
rules  and   regulations  of  appropriate  government   authorities,  in
particular Section  31 of the Investment Company Act of 1940, as amended
(the  "Investment Company Act"), and  the rules thereunder.   FTC agrees
that all such records prepared or maintained by FTC relating to the services to be performed by FTC hereunder are the property of the Fund and will be preserved, maintained, and made available in accordance with such section and rules of the Investment Company Act and will be promptly surrendered to the Fund on and in accordance with its request.

XI.  Miscellaneous

     The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held invalid by a court or regulatory agency decision, statute, rule, or otherwise, the remainder of this Agreement
shall not  be affected thereby.   This  Agreement shall  be governed  by
Wisconsin law; provided, however, that nothing herein shall be construed in a manner inconsistent with the Investment Company Act or  any rule or
regulation  promulgated   by  the   SEC  thereunder.     This  Agreement
constitutes the entire Agreement of the parties hereto.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by a duly authorized officer on one or more counterparts as of the day and year first written above.

      O.R.I. Funds, Inc.                           FIRSTAR TRUST COMPANY

      By:  /s/ Samuel Wegbreit                     By:  /s/ James C. Tyler


      Attest: /s/ Mark C. Pappas                   Attest:  /s/ Gail M. Zen

                                 EXHIBIT A

                            FIRSTAR TRUST COMPANY
                            MUTUAL FUNDS SERVICES

                      OAK RIDGE INVESTMENTS GROWTH FUND

                           FUND ADMINISTRATION FEES

  Until the Fund reaches a market value of $25 million, the following fees will apply.

  Minimum annual of $20,000 for the first year
  Minimum annual of $25,000 for the second year
  Minimum annual of $30,000 after the second year

  5 basis points (.0005) on the first $100,000,000
  4 basis points (.0004) on the next $400,000,000
  3 basis points (.0003) on the balance

  Plus out-of-pocket expenses, including but not limited to:

        Postage
        Stationary
        Programming if requested by the Fund
        Proxies
        Record retention if requested by the Fund
        Special reports if requested by the Fund
        Federal and State regulatory filing fees
        Certain Fund insurance premiums
        Expenses from Board of Directors meetings
        Fund auditing and legal expenses
        Other out-of-pocket expenses authorized by the Fund

  Fees are billed monthly.

                                                              Exhibit 9.3

                    FUND ACCOUNTING SERVICING AGREEMENT

This contract between O.R.I. Funds, Inc., a Maryland corporation (the "Company"), on behalf of O.R.I. Growth Fund (hereinafter called the "Fund") and Firstar Trust Company, a Wisconsin corporation (hereinafter called "FTC") is entered into on this 1st day of December, 1995.

                                WITNESSETH:

      WHEREAS, the Company is an open-ended management investment company which is registered under the Investment Company Act of 1940; and

      WHEREAS, Firstar Trust Company ("FTC") is in the business of providing, among other things, mutual fund accounting services to investment companies;

       NOW, THEREFORE, the parties do mutually promise and agree as follows:

1.   Services.    FTC  agrees  to  provide  the  following  mutual  fund
accounting services to the Fund:

A.   Portfolio Accounting Services:

(1) Maintain portfolio records on a trade date +1 basis using security trade information communicated from the investment manager on a timely basis.

(2) For each valuation date, obtain prices from a pricing source approved by the Board of Directors of the Company and apply those prices to the portfolio positions. For those securities where market quotations are not readily available, the Board of Directors of the Company shall approve, in good faith, the method for determining the fair value for such securities.

(3) Identify interest and dividend accrual balances as of each valuation date and calculate gross earnings on investments for the accounting period.

(4) Determine gain/loss on security sales and identify them as to short-short, short- or long-term status; account for periodic distributions of gains or losses to shareholders and maintain undistributed gain or loss balances as of each valuation date.

B.   Expense Accrual and Payment Services:

(1) For each valuation date, calculate the expense accrual amounts as directed by the Fund as to methodology, rate or dollar amount.

(2) Record payments for Fund expenses upon receipt of written authorization from the Fund.

(3)  Account   for  fund  expenditures  and  maintain  expense
accrual balances at the level of accounting detail, as agreed upon by FTC and the Fund.

(4)  Provide expense accrual and payment reporting.

C.   Fund Valuation and Financial Reporting Services:

(1) Account for fund share purchases, sales, exchanges, transfers, dividend reinvestments, and other fund share activity as reported by the transfer agent on a timely basis.

(2)  Apply equalization accounting as directed by the Fund.

(3) Determine net investment income (earnings) for the Fund as of each valuation date. Account for periodic distributions of earnings to shareholders and maintain undistributed net investment income balances as of each valuation date.

(4) Maintain a general ledger and other accounts, books, and financial records for the Fund in the form as agreed upon.

(5) For each day the Fund is open as defined in the prospectus, determine the net asset value of the according to the accounting policies and procedures set forth in the prospectus.

(6) Calculate per share net asset value, per share net earnings, and other per share amounts reflective of fund operation at such time as required by the nature and characteristics of the Fund.

(7) Communicate, at an agreed upon time, the per share price for each valuation date to parties as agreed upon from time to time.

(8) Prepare monthly reports which document the adequacy of accounting detail to support month-end ledger balances.

D.   Tax Accounting Services:

(1)  Maintain  tax  accounting   records  for  the  investment
portfolio of the Fund to support the tax reporting required for IRS-defined regulated investment companies.

(2)  Maintain tax lot detail for the investment portfolio.

(3) Calculate taxable gain/loss on security sales using the tax cost basis designated by the Fund.

(4) Provide the necessary financial information to support the taxable components of income and capital gains distributions to the transfer agent to support tax reporting to the shareholders.

E.   Compliance Control Services:

(1)  Support   reporting  to  regulatory  bodies  and  support
financial  statement  preparation  by  making  the fund  accounting
records  available  to  the   Fund,  the  Securities  and  Exchange
Commission, and the outside auditors.

(2) Keep records relating to the services to be performed hereunder, in the form and manner, and for such period, as it may deem advisable and is agreeable to the Fund but not inconsistent
with the rules and regulations of appropriate government authorities, in particular Section 31 of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

2.   Changes in  Accounting Procedures.   Any  resolution passed by  the
Board of Directors of the Company that affects accounting practices and procedures under this Agreement shall be effective upon written receipt and acceptance by the FTC.

3.   Changes  in Equipment,  Systems, Service,  Etc.   FTC reserves  the
right to make changes from time to time, as it deems advisable, relating to its services, systems, programs, rules, operating schedules and equipment, so long as such changes do not adversely affect the service provided to the Fund under this Agreement.

4. Compensation. FTC shall be compensated for providing the services set forth in this Agreement in accordance with the Fee Schedule attached hereto as Exhibit A and as mutually agreed upon and amended from time to time.

5. Performance of Service. FTC shall exercise reasonable care in the performance of its duties under this Agreement. FTC shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Fund in connection with matters to which this Agreement relates, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond FTC's control, except a loss resulting from FTC's refusal or failure to comply with the terms of this Agreement or from bad faith, negligence, or willful misconduct on its part in the performance of its duties or reckless disregard by it of its obligations and duties under this Agreement. Notwithstanding any other provision of this Agreement, the Fund shall indemnify and hold harmless FTC from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys' fees) which FTC may sustain or incur or which may be asserted against FTC by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to FTC by any duly authorized officer of the Fund, such duly authorized officer to be included in a list of authorized officers furnished to FTC and as amended from time to time in writing by resolution of the Board of Directors of the Fund.

          In the event of a mechanical breakdown or failure of communication or power supplies beyond its control, FTC shall take all reasonable steps to minimize service interruptions for any period that such interruption continues beyond FTC's control. FTC will make every reasonable effort to restore any lost or damaged data and correct any errors resulting from such a breakdown at the expense of FTC. FTC agrees that it shall, at all times, have reasonable contingency plans with appropriate parties, making reasonable provisions for emergency use of electrical data processing equipment to the extent appropriate equipment is available. Representatives of the Fund shall be entitled to inspect FTC's premises and operating capabilities at any time during regular business hours of FTC, upon reasonable notice to FTC.

          Regardless of the above, FTC reserves the right to reprocess and correct administrative errors at its own expense.

          In order that the indemnification provisions contained in this section shall apply, it is understood that if in any case the Fund may be asked to indemnify or hold FTC harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that FTC will use all reasonable care to identify and notify the Fund promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification against the Fund. The Fund shall have the option to defend FTC against any claim which may be the subject of this indemnification. In the event that the Fund so elects, it will so notify FTC and thereupon the Fund shall take over complete defense of the claim, and FTC shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section. FTC shall in no case confess any claim or make any compromise in any case in which the Fund will be asked to indemnify FTC except with the Fund's written consent.

          FTC shall indemnify and hold the Fund harmless from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys' fees) which may be asserted against the Fund by any person arising out of any action taken or omitted to be taken by FTC as a result of FTC's refusal or failure to comply with the terms of this Agreement, its bad faith, negligence, or willful misconduct, its reckless disregard of its obligations and duties under this Agreement, or, its failure to meet the standard of care as set forth above.

6. No Agency Relationship. Nothing herein contained shall be deemed to authorize or empower FTC to act as agent for the other party to this Agreement, or to conduct business in the name of, or for the account of, the other party to this Agreement.

7. Ownership of Records. All records prepared or maintained by FTC on behalf of the Fund relating to the services to be performed by FTC hereunder are the property of the Fund and will be preserved, maintained, and made available as required by the Investment Company Act and will be surrendered promptly on the written request of an authorized officer of the Company.

8. Proprietary and Confidential Information. FTC agrees on behalf of itself and its directors, officers, and employees to treat confidentiality and as proprietary information of the Fund all records and other information relative to the Fund and prior, present, or potential shareholders of the Fund (and clients of said shareholders), and not to use such records and information for any purpose other than performance of its responsibilities and duties thereunder, except after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where FTC may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Fund.

9.   Data Necessary to Perform Services.   The Fund or its agent,  which
may be FTC, shall furnish to FTC the data necessary to perform the services described herein at times and in such form as mutually agreed upon.

10.  Notification of Error.   The Fund will notify  FTC of any balancing
or control error caused by FTC within three (3) business days after receipt of any reports rendered by FTC to the Fund, or within three (3) business days after discovery of any error or omission not covered in the balancing or control procedure, or within three (3) business days of receiving notice from any shareholder.

11.  Term  of Agreement.   This  Agreement may  be terminated  by either
party upon giving ninety (90) days prior written notice to the other party or such shorter period as is mutually agreed upon by the parties. However, this Agreement may be replaced or modified by a subsequent agreement between the parties.

12.  Duties  in  the  Event of  Termination.    In  the  event  that  in
connection  with  termination  a   Successor  to  any  of  FTC's   duties  or
responsibilities hereunder is designated by the Fund by written notice to FTC, FTC will promptly, upon such termination and at the expense of the Fund, transfer to such Successor all relevant books, records, correspondence and other data established or maintained by FTC under this Agreement in a form reasonably acceptable to the Fund (if such form differs from the form in which FTC has maintained the same, the Fund shall pay any expenses associated with transferring the same to such form requested by the Fund), and will cooperate in the transfer of such duties and responsibilities, including provision for assistance from FTC's personnel in the establishment of books, records and other data by such successor.

13.  Notices.   Notices of any kind  to be given by either  party to the
other party shall be duly given if mailed or delivered as follows: Notice to FTC shall be sent to Michael R. McVoy, and notice to the Company and/or the Fund shall be sent to O.R.I. Funds, Inc., Suite 1807, 233 North Michigan Avenue, Chicago, Illinois 60601, Attention Samuel Wegbreit.

14.  Miscellaneous.   The captions  in this  Agreement are  included for
convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held invalid by a court or regulatory agency decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be governed by Wisconsin law, provided, however, that nothing herein shall be construed in a manner inconsistent with the Investment Company Act or any rule or regulation promulgated by the SEC thereunder. This Agreement constitutes the entire Agreement of the parties hereto.

     IN WITNESS WHEREOF, the due execution hereof on the date first above written.

      ATTEST:                                    Firstar Trust Company

      /s/ Gail M. Zen                            By   /s/ James C. Tyler

      ATTEST:                                    O.R.I. Funds, Inc.

      /s/ Mark C. Pappas                         By    /s/  Samuel Wegbreit

                        FIRSTAR TRUST COMPANY
                         MUTUAL FUND SERVICES

                    FUND VALUATION AND ACCOUNTING
                         ANNUAL FEE SCHEDULE
                       FOR DOMESTIC PORTFOLIOS
                              EXHIBIT A
                   OAK RIDGE INVESTMENTS GROWTH FUND


  Until the fund reaches a market value of $25 million, the following fees will apply.

  Portfolio Services - Fixed Income Funds

     Annual fee per fund based on market value of assets:

     $25,000 for the first $40,000,000
     2/100 of 1% (2 basis points) on the next $200,000,000
     1/100 of 1% (1 basis point) on the balance

  Out-of-pocket expenses, including daily pricing service

  Fees are billed monthly

Portfolio Services - Equity/Balanced Funds

  Annual fee per fund based on market value of assets:

  $18,000 for the first $40,000,000 for the first year
  $20,000 for the first $40,000,000 for the second year
  $22,000 for the first $40,000,000 after the second year
  1/100 of 1% (1 basis point) on the next $200,000,000
  5/1000 of 1% (1/2 basis point) on the balance

 Out-of-pocket expenses, including daily pricing service

 Fees are billed monthly

Portfolio Services - Money Market Funds

  Annual fee per fund based on market value of assets:

  $25,000 for the first $40,000,000
  5/1000 of 1% (1/2 basis point) on the balance

  Out-of-pocket expenses, including daily pricing service

  Fees are billed monthly

                      FIRSTAR TRUST COMPANY
                       MUTUAL FUND SERVICES

                   FUND VALUATION AND ACCOUNTING
                       ASSET PRICING COSTS
                            EXHIBIT A
                 OAK RIDGE INVESTMENTS GROWTH FUND

                   Charge per Item per Valuation

Asset Type                                     (daily, weekly, etc.)

Domestic and Canadian Equities                              $0.15

Options                                                      0.15

Corporate/Gov't/Agency Bonds                                 0.50

CMOs                                                         0.80

International Equities and Bonds                             0.50

Municipal Bonds                                              0.80

Money Market Instruments                                     0.80

Pricing costs are billed monthly.

                                                            Exhibit 11

                  CONSENT OF INDEPENDENT ACCOUNTANTS

   We hereby consent to the reference in the Prospectus and Statement of Additional Information constituting parts of this Post-Effective Amendment No. 4 to the registration statement on Form N-1A (the "Registration Statement") of our report dated December 15, 1995, relating to the financial statements and financial highlights appearing in the November 30, 1995 Annual Report to Shareholders of O.R.I. Growth Fund, which are included in the
Registration Statement.   We also  consent to the  reference to us  under the
heading "Independent Accountants" in the Statement of Additional Information and to the reference to us under the heading "Financial Highlights" in the Prospectus.

/s/ Price Waterhouse LLP

PRICE WATERHOUSE LLP
Milwaukee, Wisconsin
December 21, 1995

                                                             Exhibit 16

                           O.R.I. GROWTH FUND

           Schedule for Computations of Performance Quotations

FOR THE ONE YEAR PERIOD ENDED NOVEMBER 30, 1995

TOTAL RETURN = (ENDING REDEEMABLE VALUE/INITIAL VALUE) - 1

     Total return = 37.0%

            37.0% = (14,359/10,480) - 1

FOR THE PERIOD FROM JANUARY 3, 1994 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1995

CUMULATIVE TOTAL RETURN = (ENDING REDEEMABLE VALUE/INITIAL PAYMENT) - 1

      Cumulative total return = 43.6%

              43.6% = (14,359/10,000) - 1

TOTAL RETURN = (ENDING REDEEMABLE VALUE/INITIAL PAYMENT) 1/n - 1
                                                      of $10,000

       Total return = 20.9%

               20.9% = (14,359/10,000)  1/1.9 - 1